Document and Entity Information (USD $)	9 Months Ended
	Dec. 31, 2012	Mar. 25, 2013	Mar. 25, 2012
Document Type	10-KT
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Trading Symbol	htm
Entity Registrant Name	US GEOTHERMAL INC
Entity Central Index Key	0001172136
Current Fiscal Year End Date	--03-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		101,516,764
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Entity Public Float			$ 32,913,701
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q3

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Mar. 31, 2012
Current:
Cash and cash equivalents	$ 12,908,779	$ 4,433,051
Restricted cash	2,995,000	2,920,000
Trade accounts receivable	3,296,890	335,721
Grant proceeds receivable	42,884,200	0
Other current assets	839,104	1,004,848
Total current assets	62,923,973	8,693,620
Deposit on mineral rights purchase	0	200,000
Investment in equity securities	65,551	92,497
Operating security deposit for Power Purchase Agreement	1,426,700	0
Property, plant and equipment, net of accumulated depreciation	160,589,254	193,867,155
Intangible assets, net of accumulated amortization	15,490,618	16,177,596
Total assets	240,496,096	219,030,868
Current Liabilities:
Accounts payable and accrued liabilities	1,481,959	1,637,294
Construction accounts payable	1,122,746	28,564,315
Related party accounts payable	3,391	2,087
Current portion of capital lease obligations	45,278	14,183
Note payable, bridge loan	0	7,500,000
Retention payable	8,089,704	0
Construction loans payable, current portion	2,576,342	0
Total current liabilities	13,319,420	37,717,879
Long-term Liabilities:
Retention payable	0	8,374,762
Convertible loan payable	2,125,000	2,125,000
Long-term portion of capital lease obligations	69,039	0
Construction loans payable, less current portion	102,124,167	58,995,708
Total long-term liabilities	104,318,206	69,495,470
Total liabilities	117,637,626	107,213,349
Commitments and Contingencies	0	0
STOCKHOLDERS' EQUITY
Capital stock (authorized: 250,000,000 common shares with a $0.001 par value; issued and outstanding shares at December 31, 2012 and March 31, 2012 were: 101,516,764 and 85,080,445; respectively)	101,516	85,080
Additional paid-in capital	99,524,850	93,475,298
Accumulated other comprehensive income	(3,944)	23,002
Accumulated deficit	(32,845,150)	(31,530,306)
Totall stockholders' equity, before Non-controlling interest	66,777,272	62,053,074
Non-controlling interests	56,081,198	49,764,445
Total stockholders' equity	122,858,470	111,817,519
Total liabilities and stockholders' equity	$ 240,496,096	$ 219,030,868

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Mar. 31, 2012
Common Stock, Shares Authorized	250,000,000	250,000,000
Common Stock, Par Value Per Share	$ 0.001	$ 0.001
Common Stock, Shares, Issued	101,516,764	85,080,445
Common Stock, Shares, Outstanding	101,516,764	85,080,445

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Plant Revenues:
Energy sales	$ 8,301,111	$ 5,424,696
Energy credit sales	298,748	469,417
Total plant operating revenues	8,599,859	5,894,113
Plant Expenses:
Plant production expenses	4,421,719	4,324,524
Well repairs and maintenance	0	3,066,301
Depreciation and amortization	2,889,089	2,888,821
Total plant operating expenses	7,310,808	10,279,646
Net Income (Loss) from Plant Operations	1,289,051	(4,385,533)
Expenses (Income):
Corporate administration	648,076	899,555
Professional and management fees	654,438	1,889,142
Salaries and wages	897,001	1,237,461
Stock based compensation	636,001	1,454,376
Travel and promotion	131,751	203,444
Leases and well testing	133,744	559,066
Interest expense	160,830	0
Other (income) expenses	(57,123)	423,012
Total expenses (income)	3,204,718	6,666,056
Net Loss Before Accumulated Change	(1,915,667)	(11,051,589)
Accumulated effect on prior period application of capitalization policy	0	262,305
Net Loss	(1,915,667)	(10,789,284)
Net loss attributable to the non-controlling interests	600,823	4,567,155
Net Loss Attributable to U.S. Geothermal Inc.	(1,314,844)	(6,222,129)
Other Comprehensive Loss:
Unrealized loss on investment in equity securities	(26,946)	(85,988)
Comprehensive Loss Attributable to U.S. Geothermal Inc.	$ (1,341,790)	$ (6,308,117)
Basic And Diluted Net Loss Per Share Attributable to U.S. Geothermal Inc.	$ (0.01)	$ (0.07)
Weighted Average Number of Shares Outstanding for Basic and Diluted Calculations	88,783,972	84,920,687

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Operating Activities:
Net loss	$ (1,915,667)	$ (10,789,284)
Adjustments to reconcile net loss to net cash used by operating activities:
Depreciation and amortization	2,965,342	2,994,936
Stock based compensation	636,001	1,454,376
Loss on disposal of water rights	0	548,701
Loss on removal of cost incurred on test wells	0	260,641
Loss on disposal of equipment	0	65
Net changes in:
Trade accounts receivable, operating	(2,481,522)	789,992
Accounts payable and accrued liabilities	571,354	29,697
Accrued interest, operating	(160,633)	0
Prepaid expenses and other	165,744	(633,490)
Total cash used by operating activities	(219,381)	(5,344,366)
Investing Activities:
Purchases of property, plant and equipment	(3,906,841)	(26,778,527)
Cash restricted by regulating entities	(75,000)	(2,275,000)
Cash received from consolidation of subsidiary	0	592,330
Proceeds from ITC cash grant and property rebate receivable	10,784,530	0
PPA operating security deposit	(1,426,700)	0
Proceeds from sale of equipment	0	100
Total cash provided (used) by investing activities	5,375,989	(28,461,097)
Financing Activities:
Issuance of share capital, net of share issue costs	5,429,987	209,424
Proceeds received from non-controlling interest	7,005,785	20,661,475
Proceeds from the issuance of convertible debt	0	2,125,000
Proceeds from bridge loan	0	7,500,000
Principal payments on bridge loan	(7,500,000)	0
Distributions to non-controlling interest	(88,209)	(113,365)
Principal payments on notes payable	(1,473,577)	(230,000)
Principal payments on capital lease	(54,866)	(12,925)
Total cash provided by financing activities	3,319,120	30,139,609
Increase (Decrease) in Cash and Cash Equivalents	8,475,728	(3,665,854)
Cash and Cash Equivalents, Beginning of Period	4,433,051	8,098,905
Cash and Cash Equivalents, End of Period	12,908,779	4,433,051
Supplemental Disclosures:
Purchase of property and equipment on account	28,166,954	28,664,837
Construction and development paid directly with construction loans	45,865,434	52,423,700
Debt and interest converted to non-controlling interest	0	5,132,740
Capitalized accrued interest	1,821,564	1,871,422
Net assets and liabilities received from consolidation of subsidiary	0	45,386,103
Grants and rebate receivables used to decrease construction costs	54,148,377	0
Other Items:
Interest paid	$ 343,484	$ 5,547

CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY (USD $)	Common Shares [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Accumulated Comprehensive Income [Member]	Non-controlling Interest [Member]	Total
Beginning Balance at Mar. 31, 2011	$ 84,762	$ 90,283,987	$ (25,308,177)	$ 108,990	$ 640,967	$ 65,810,529
Beginning Balance (Shares) at Mar. 31, 2011	84,761,956
Equity interest from consolidation of non- controlling interest RREI					28,009,782	28,009,782
Equity contributions and note conversion by non-controlling interest Oregon USG Holdings LLC					25,794,216	25,794,216
Distributions to non-controlling interest entity					(113,365)	(113,365)
Stock issued from the exercise of stock options	76	83,215				83,291
Stock issued from the exercise of stock options (Shares)	76,500
Stock issued under At Market Issuance Sales Agreement	242	125,891				126,133
Stock issued under At Market Issuance Sales Agreement (Shares)	241,989
Stock compensation		2,733,627				2,733,627
Vesting of restricted shares		248,578				248,578
Unrealized loss on investment				(85,988)		(85,988)
Net loss			(6,222,129)		(4,567,155)	(10,789,284)
Ending Balance at Mar. 31, 2012	85,080	93,475,298	(31,530,306)	23,002	49,764,445	111,817,519
Ending Balance (Shares) at Mar. 31, 2012	85,080,445
Stock issued under At Market Issuance Sales agreement and a registered direct offering agreement	16,436	5,413,551				5,429,987
Stock issued under At Market Issuance Sales agreement and a registered direct offering agreement (Shares)	16,436,319
Equity contributions and note conversion by non-controlling interest Oregon USG Holdings LLC					7,005,785	7,005,785
Distributions to non-controlling interest entity					(88,209)	(88,209)
Stock compensation		636,001				636,001
Unrealized loss on investment				(26,946)		(26,946)
Net loss			(1,314,844)		(600,823)	(1,915,667)
Ending Balance at Dec. 31, 2012	$ 101,516	$ 99,524,850	$ (32,845,150)	$ (3,944)	$ 56,081,198	$ 122,858,470
Ending Balance (Shares) at Dec. 31, 2012	101,516,764

ORGANIZATION AND DESCRIPTION OF BUSINESS	9 Months Ended
Dec. 31, 2012
ORGANIZATION AND DESCRIPTION OF BUSINESS [Text Block]

NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

When U.S. Cobalt Inc. (“GTH” or the “Company”) completed a reverse take-over on December 19, 2003, the former stockholders of U.S. Geothermal Inc. (“GEO – Idaho”) a company incorporated on February 26, 2002 in the State of Idaho, U.S.A. acquired control of GTH. In connection with the transaction, U.S. Cobalt Inc. changed its name to U.S. Geothermal Inc. and consolidated its common stock on a one new to five old basis. All references to common shares in these financial statements have been restated to reflect the rollback of common stock. The Company constructs and manages power plants that utilize geothermal resources to produce energy. The Company’s operations have been, primarily, focused in the Western United States of America.

All references to “dollars” or “$” are to United States dollars and all references to CDN are to Canadian dollars.

Basis of Presentation

The Company consolidates subsidiaries that it controls (more-than- 50% owned) and entities over which control is achieved through means other than voting rights. These consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, as well as three controlling interests. The accounts of the following companies are consolidated in these financial statements:

i)	U.S. Geothermal Inc. (incorporated in the State of Delaware);
ii)	U.S. Geothermal Inc. (incorporated in the State of Idaho);
iii)	U.S. Geothermal Services, LLC (organized in the State of Delaware);
iv)	Nevada USG Holdings, LLC (organized in the State of Delaware);
v)	USG Nevada LLC (organized in the State of Delaware);
vi)	Nevada North USG Holdings, LLC (organized in the State of Delaware);
vii)	USG Nevada North, LLC (organized in the State of Delaware);
viii)	Oregon USG Holdings, LLC (organized in the State of Delaware);
ix)	USG Oregon LLC (organized in the State of Delaware);
x)	Raft River Energy I LLC (organized in the State of Delaware);
xi)	Gerlach Geothermal LLC (organized in the State of Delaware);
xii)	USG Gerlach LLC (organized in the State of Delaware); and
xiii)	U.S. Geothermal Guatemala, S.A. (organized in Guatemala)

All intercompany transactions are eliminated upon consolidation.

Raft River Energy I LLC (“RREI”), a 100% owned subsidiary prior to July 1, 2006, was recorded from July 1, 2006 through March 31, 2011 under the equity method after the addition of a controlling partner for additional project financing. The Company has determined that effective April 1, 2011, RREI should be fully consolidated and a non-controlling interest recognized for the remaining investment value of RREI’s other member. The change was warranted due to circumstances and conditions that affected the control of the entity (See Note 17 for details).

In cases where the Company owns a majority interest in an entity but does not own 100% of the interest in the entity, it recognizes a non-controlling interest attributed to the interest controlled by outside third parties. The Company will recognize 100% of the assets and liabilities of the entity, and disclose the non-controlling interest. The statements of operations will consolidate the subsidiary’s full operations, and will separately disclose the elimination of the non-controlling interest’s allocation of profits and losses.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Text Block]

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following are summarized accounting policies considered to be significant by the Company’s management:

Accounting Method

The Company’s consolidated financial statements are prepared using the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently applied in the preparation of the consolidated financial statements.

Use of Estimates

The preparation of consolidated financial statements in accordance with generally accepted accounting principles requires the use of estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities known to exist as of the date the consolidated financial statements are published, and the reported amounts of revenues and expenses during the reporting period. Uncertainties with respect to such estimates and assumptions are inherent in the preparation of the Company’s consolidated financial statements; accordingly, it is possible that the actual results could differ from these estimates and assumptions and could have a material effect on the reported amounts of the Company’s consolidated financial position and consolidated results of operations.

Cash and Cash Equivalents

The Company considers all unrestricted cash, short-term deposits, and other investments with original maturities of no more than ninety days when acquired to be cash and cash equivalents for the purposes of the statement of cash flows. Discussion regarding restricted cash is included in Note 3.

Accounts Receivable Allowance for Doubtful Accounts

Trade Accounts Receivable Management estimates the amount of trade accounts receivable that may not be collectible and records an allowance for doubtful accounts, accordingly. The allowance is an estimate based upon aging of receivable balances, historical collection experience, and the periodic credit evaluations of our customers’ financial condition. Receivable balances are written off when we determine that the balance is uncollectible. As of December 31, 2012 and March 31, 2012, there were no balances that were over 90 days past due and no balance in allowance for doubtful accounts was recognized.

Grant Accounts Receivable For receivables expected to be received from grants from Federal or State agencies, Management records the receivable amounts net of the funds expected to be received which may be less than the total amounts requested on the actual grant applications. Therefore, no allowance accounts are considered to be necessary for receivables from grants at December 31, 2012.

Concentration of Credit Risk

The Company’s cash and cash equivalents, including restricted cash, consisted of commercial bank deposits, money market accounts, and petty cash. Cash deposits are held in commercial banks in Boise, Idaho and Portland, Oregon. Deposits are guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000 per legal entity through December 31, 2013. At December 31, 2012, the Company’s total cash balance, excluding money market funds, was $15,218,444, and bank deposits amounted to $15,318,999. The difference was due to outstanding checks and deposits. Of the bank deposits, $14,178,333 was not covered by or was in excess of FDIC insurance guaranteed limits. At fiscal year end, the Company’s money market funds invested in government backed securities totaled $681,634 and were not subject to deposit insurance.

Equity Securities

The Company determines the appropriate classification of marketable securities at the time of purchase and reevaluates this designation as of each balance sheet date. The Company classifies these securities as either held-to-maturity, trading, or available-for-sale. All marketable securities and restricted investments were classified as available-for-sale securities. The Company classifies its investments as “available for sale” because it does not intend to actively buy and sell for short-term profits. The Company's investments are subject to market risk, primarily interest rate and credit risk. The fair value of investments is determined using observable or quoted market prices for those securities.

Available-for-sale securities are carried at fair value, with unrealized gains and losses included as a component of accumulated other comprehensive income (loss). Realized gains and losses, declines in value judged to be other than temporary and interest on available-for-sale securities are included in net income. The cost of securities sold is based on the specific identification method.

Property, Plant and Equipment

Property, plant and equipment, including assets under capital lease, are recorded at historical cost. Costs of acquisition of geothermal properties are capitalized in the period of acquisition. Major improvements that significantly increase the useful lives and/or capabilities of the assets are capitalized. A primary factor in determining whether to capitalize construction type costs is the stage of the potential project’s development. Once a project is determined to be commercially viable, all costs directly associated with the development and construction of the project are capitalized. Until that time, all development costs are expensed. A commercially viable project will have, among other factors, a reservoir discovery well or other significant geothermal surface anomaly, a power transmission path that is identified and available, and an electricity off-taker identified. A valid reservoir discovery is generally defined when a test well has been substantially completed that indicates the presence of a geothermal reservoir that has a high probability of possessing the necessary temperatures, permeability, and flow rates. After a valid discovery has been made, the project enters the development stage. Generally, all costs incurred during the development stage are capitalized and tracked on an individual project basis. If a geothermal project is abandoned, the associated costs that have been capitalized are charged to expense in the year of abandonment. Expenditures for repairs and maintenance are charged to expense as incurred. Interest costs incurred during the construction period of defined major projects from debt that is specifically incurred for those projects are capitalized. Funds received from grants associated with capital projects reduce the cost of the asset directly associated with the individual grants. The offset of the cost of the asset associated with grant proceeds is recorded in the period when the requirements of the grant are substantially complete and the amount can be reasonably estimated.

Direct labor costs, incurred for specific major projects expected to have long-term benefits will be capitalized. Direct labor costs subject to capitalization include employee salaries, as well as, related payroll taxes and benefits. With respect to the allocation of salaries to projects, salaries are allocated based on the percentage of hours that our key managers, engineers and scientists work on each project and are invoiced to the project each month. These individuals track their time worked at each project. Major projects are, generally, defined as projects expected to exceed $100,000. Direct labor includes all of the time incurred by employees directly involved with construction and development activities. General and/or indirect management time and time spent evaluating the feasibility of potential projects are expensed when incurred. Employee training time is expensed when incurred.

Depreciation is calculated on a straight-line basis over the estimated useful life of the asset. Where appropriate, terms of property rights and revenue contracts can influence the determination of estimated useful lives. Estimated useful lives by major asset categories are summarized as follows:

Estimated Useful
Asset Categories	Lives in Years

Furniture, vehicle and other equipment	3 to 5
Power plant, buildings and improvements	3 to 30
Wells	30
Well pumps and components	5 to 15
Pipelines	30
Transmission lines	30

Intangible Assets

All costs directly associated with the acquisition of geothermal and surface water rights are capitalized as intangible assets. These costs are amortized over their estimated utilization period. There are several factors that influence the estimated utilization periods as well as underlying fair value that include, but are not limited to, the following:

-     contractual expiration terms of the right,
-     contractual terms of an associated revenue contract (i.e., PPA’s),
-     compliance with utilization and other requirements, and
-     hierarchy of other right holders who share the same resource.

Currently, amortization expense is being calculated on a straight-line basis over an estimated utilization period of 30 years for assets placed in service. If an intangible water or geothermal right is forfeited or otherwise lost, the remaining unamortized costs are expensed in the period of forfeiture. An impaired right is reduced to its estimated fair market value in the year the impairment is realized. Costs incurred that extend the term of an intangible right are capitalized and amortized over the new estimated period of utilization.

Impairment of Long-Lived Assets

The Company evaluates its long-term assets annually for impairment and when circumstances/events occur that may impact the fair value of the assets. An impairment loss would be recognized if the carrying amount of a capitalized asset is not recoverable and exceeds its fair value. The most recent assessment was performed based upon financial conditions and assumptions as of December 31, 2012. Management believes that there have not been any circumstances that have warranted the recognition of losses due to the impairment of long-lived assets.

Stock Options Granted to Employees and Non-employees

The Company follows financial accounting standards that require the measurement of the value of employee services received in exchange for an award of an equity instrument based on the grant-date fair value of the award. For employees, directors and officers, the fair value of the awards are expensed over the vesting period. The current vesting period for all options is eighteen months.

Non-employee stock-based compensation is granted at the Board of Director’s discretion to reward select consultants for exceptional performance. Prior to issuance of the awards, the Company was not under any obligation to issue the stock options. Subsequent to the award, the recipient was not obligated to perform any services. Therefore, the fair value of these options was expensed on the grant date, which was also the measurement date.

Under the fair value recognition provisions, share-based compensation cost is measured at the grant date based on the value of the award and is recognized as expense over the vesting period. Determining the fair value of share-based awards at the grant date requires judgment. In addition, judgment is also required in estimating the amount of share-based awards that are expected to be forfeited. If actual results differ significantly from these estimates, stock-based compensation expense and our results of operations could be materially impacted.

Stock Based Compensation Granted to Employees

The Company recognizes the value of common stock granted to employees and directors over the periods in which the services are received. The value of those services is based upon the estimated fair value of the common stock to be awarded. Estimated fair value is adjusted each reporting period. At the end of each vesting period, estimated fair value is adjusted to fair market value. The adjustment is reflected in the reporting period in which the vesting occurs.

Earnings (Losses) Per Share

The Company follows financial accounting standards, which provides for calculation of "basic" and "diluted" earnings (losses) per share. Basic earnings per share includes no dilution and is computed by dividing net income available to common shareholders by the weighted average common shares outstanding for the period. Diluted earnings per share reflect the potential dilution of securities that could share in the earnings of an entity similar to fully diluted earnings per share. Although there were common stock equivalents outstanding at March 31, 2012 and December 31, 2012, they were not included in the calculation of earnings per share because their inclusion would have been considered anti-dilutive. Total common stock equivalents on a fully diluted basis at December 31, 2012 and March 31, 2012 were 122,768,560 and 97,906,612 ; respectively.

Financial Instruments

The Company’s financial instruments consist of cash and cash equivalents, trade account and other receivables, refundable tax credits, and accounts payable and accrued liabilities. Unless otherwise noted, it is management’s opinion that the Company is not exposed to significant interest, currency or credit risks arising from these financial instruments. The fair values of these financial instruments approximate their carrying values, unless otherwise noted.

Refundable tax credit is comprised of Goods and Services Tax/Harmonized Sales Tax (“GST/HST”) which is refundable from the Government of Canada and is included in other current assets.

The Company’s functional currency is the U.S. dollar. Monetary items are converted into U.S. dollars at the rate prevailing at the balance sheet date. Resulting gains and losses are generally included in determining net income for the period in which exchange rates change.

Revenue

Revenue Recognition

Energy Sales The energy sales revenue is recognized when the power is produced and delivered to the customer under the terms defined in the Power Purchase Agreements.

Renewable Energy Credits (“RECs”)
Revenues from RECs sales are recognized when the Company has met the terms of certain energy sales agreements with a financially capable buyer and has met the applicable governing regulations. The Company earns one REC for each megawatt hour produced from the geothermal power plant.

At Raft River Energy I LLC, each REC is certified by Western Electric Coordinating Council and sold under a REC Purchase and Sales Agreement to Holy Cross Energy. At San Emidio, Nevada and Neal Hot Springs, the majority of the RECs are owned by our customer and are bundled with energy sales.

Revenue Source
All of the Company’s operating revenues (energy sales and energy credit sales) originate from energy production from its interests in geothermal power plants located in the states of Idaho and Nevada.

Reclassification
Certain amounts in the prior period financial statements have been reclassified to conform to the current period presentation. These reclassifications had no effect on reported losses, total assets, or stockholders’ equity as previously reported.

Recent Accounting Pronouncements

Management has considered all recent accounting pronouncements, and no pronouncements were determined to have a significant impact on the financial statements that have not been disclosed in prior reporting periods.

RESTRICTED CASH	9 Months Ended
Dec. 31, 2012
RESTRICTED CASH [Text Block]

NOTE 3 – RESTRICTED CASH

The Company maintains cash balances that are restricted under Letter of Credit covenants for State and Federal well bonding requirements. These bonds renew on an annual basis. Restricted cash balances and explanations of the nature of the restrictions are summarized as follows:

	December 31,	March 31,
Agency	2012	2012
Idaho Department of Water Resources, Geothermal Well Bond	$260,000	$260,000
Bureau of Land Management, Geothermal Lease Bond – Gerlach Geothermal	10,000	10,000
State of Nevada Division of Minerals, Statewide Drilling Bond	50,000	50,000
Bureau of Land Management, Geothermal Lease Bonds	150,000	150,000
Oregon Department of Geology and Mineral Industries, Mineral Land and Reclamation Program	400,000	325,000
U.S. Department of Energy – Construction Loan Bond	2,125,000	2,125,000

	$2,995,000	$2,920,000

The well bonding requirements ensure that the Company has sufficient financial resources to construct, operate and maintain geothermal wells while safeguarding subsurface, surface and atmospheric resources from unreasonable degradation, and to protect ground water aquifers and surface water sources from contamination. Other future costs of environmental remediation cannot be reasonably estimated and have not been recorded. The construction bond is required by the Loan Guarantee Agreement with the Department of Energy at Neal Hot Springs and will convert to a plant reserve fund upon completion of the plant facility.

GRANT PROCEEDS RECEIVABLE	9 Months Ended
Dec. 31, 2012
GRANT PROCEEDS RECEIVABLE [Text Block]

NOTE 4 – GRANT PROCEEDS RECEIVABLE

The Company submitted an application on July 17, 2012, to the United States Department of Treasury for an ITC cash grant for approximately $11.7 million. During the review process, the Company reduced the requested amount to $10,653,382. The reduction was due to disputed amounts and the discussions regarding these amounts are ongoing. The proceeds from this grant offset the construction costs of the new power plant located in San Emidio, Nevada that was placed into service for financial reporting purposes on September 1, 2012. The reduced amount of the requested funds was collected in November 2012. The additional disputed amounts have not been recognized as receivables at December 31, 2012. In March 2013, the remaining cash grant balance of $1.05 million, for items included in the original submission, was received from the Treasury.

The Company has submitted an application for an ITC cash grant (“ITC grant”) to the United States Department of Treasury in the first quarter of 2013 and has submitted an application to Oregon Department of Energy for a Business Energy Tax Credit (“BETC”) for qualified construction purchases related to the project located at Neal Hot Springs, Oregon. Proceeds on the ITC grant are expected to total $35,520,000, based upon an estimated amount of qualified expenditures. This amount has been reduced by 8.7% by the federal sequestration (see Note 21). The Company expects to receive $7,364,200 from the BETC program and has based this estimate upon approved expenditures and rates as stated on the Final Conditional Certificate received on December 31, 2012 from the Oregon Department of Energy, and is contingent upon the results of the plant inspection that was conducted in February 2013. To complete the sale of the BETC credit, the Company must obtain a pass through partner. These receivable amounts reflect the Company’s estimate of the total eligible costs that have been incurred prior to year end. The estimated proceeds from the grants have been used to offset the construction costs of the power plant. The Neal Hot Springs, Oregon plant became commercially operational on November 16, 2012. All of the proceeds are expected to be collected in the calendar year ended December 31, 2013.

INVESTMENT IN EQUITY SECURITIES	9 Months Ended
Dec. 31, 2012
INVESTMENT IN EQUITY SECURITIES [Text Block]

NOTE 5 – INVESTMENT IN EQUITY SECURITIES

Investments in equity securities ( 150,000 shares of Alterra Power Corp, a publicly traded renewable energy company) activities consisted of the following:

Amount
Available-for-sale equity securities:
Cost basis	$88,515
Net unrealized gains	27,107
Foreign exchange losses	(23,125)
Fair value at March 31, 2012	92,497

Net unrealized losses	(27,716)
Foreign exchange gains	770
Fair value at December 31, 2012	$65,551

PROPERTY, PLANT AND EQUIPMENT	9 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT [Text Block]

NOTE 6 - PROPERTY, PLANT AND EQUIPMENT

During the nine months ended December 31, 2012, the Company completed both the San Emidio, Nevada and Neal Hot Springs, Oregon projects. The new San Emidio power plant achieved commercial operation on May 25, 2012. The Neal Hot Springs three power producing units, transmission lines, well field and other supporting structures were completed and the plant achieved commercial operation on November 16, 2012.

For the San Emidio project, the Company incurred construction and development costs that exceeded $4.7 million during the nine months ended December 31, 2012. Upon completion, the Company transferred approximately $28.5 million in accumulated construction costs net of grant proceeds that exceeded $11.6 million (ITC cash grant $10.65 million, plus other federal grants $1.0 million). The ITC cash grant proceeds were collected in October 2012.

For the Neal Hot Springs project, the Company incurred construction and development costs that exceeded $18.7 million for the nine months ended December 31, 2012. Upon completion, the Company transferred approximately $123.6 million in accumulated construction costs net of grant proceeds that exceeded $42.8 million.

Effective April 1, 2011, the Company changed consolidation methods for its major subsidiary Raft River Energy I LLC (“RREI”). As a result of the change, the Company now reports all RREI property and equipment on the Company’s consolidated financial statements and reflect a non-controlling interest. As of April 1, 2011, RREI’s property and equipment, net of accumulated deprecation amounted to $45,435,397 ($51,939,812 total cost, less $6,504,415 accumulated depreciation).

Property, plant and equipment, at cost, are summarized as follows:

	December 31,	March 31,
	2012	2012
Land *	$1,603,509	$652,507
Power production plant	159,742,109	36,072,569
Grant proceeds for power plants	(54,630,755)	-
Wells	67,365,361	22,747,000
Grant proceeds for wells	(3,233,831)	(1,071,011)
Furniture and equipment	1,356,144	1,140,086
	172,202,537	59,541,151

Less: accumulated depreciation	(14,491,277)	(11,661,124)
	157,711,260	47,880,027
Construction in progress	2,877,994	145,987,128

	$160,589,254	$193,867,155

*

During the nine months ended December 31, 2012, a classification error was noted that related to the cost of land in Raft River, Idaho purchased for $951,789 that was incorrectly classified as geothermal water rights.

For the nine months ended December 31, 2012 and year ended March 31, 2012, the Company capitalized interest costs as a component of the Neal Hot Springs and San Emidio projects as follows:

	For the Nine	For the Year
	Months Ended	Ended
	December 31, 2012	March 31, 2012
Total interest expense incurred	$2,319,904	$1,876,696
Capitalized interest	2,159,074	1,871,422

Depreciation expense charged to plant operations and administrative expenses for the following the nine months ended December 31, 2012 and the year ended March 31, 2012 was $2,830,153 and $2,738,526 ; respectively.

Changes in Construction in Progress for the periods ended December 31, 2012 and March 31, 2012, are summarized as follows:

	For the Nine
	Months Ended	For the Year
	December 31,	Ended March 31,
	2012	2012
Beginning balances	$145,987,128	$35,301,709
Development/construction	64,564,914	113,266,751
Grant reimbursements and rebates	(55,244,491)	(2,117,423)
Transfers into production	(152,429,557)	-
Write-off exploration wells	-	(463,909)
Ending balances	$2,877,994	$145,987,128

Construction in Progress, at cost, consisted of the following projects/assets by location at December 31, 2012 and March 31, 2012 are as follows:

	December 31,	March 31,
	2012	2012
Raft River, Idaho:
Unit II, power plant, substation and transmission lines	$750,493	$742,404
Unit II, well construction	2,100,862	2,099,136
	2,851,355	2,841,540
San Emidio, Nevada:
Power plant (Re-power project)	-	31,770,066
Interconnection studies for transmission line	-	235,013
Well construction	-	4,604,983
	-	36,610,062
Neal Hot Springs, Oregon:
Wells	26,639	35,266,897
Buildings and site preparation	-	67,967,633
Transmission lines and substation	-	3,300,996
	26,639	106,535,526

	$2,877,994	$145,987,128

INTANGIBLE ASSETS	9 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS [Text Block]

NOTE 7 – INTANGIBLE ASSETS

In November 2012, the Company exercised its option to purchase 2,110 acres of geothermal water rights associated with land located in Malheur County, Oregon that totaled $400,000 ($200,000 initial deposit, plus $200,000 final payment).

Intangible assets, at cost, are summarized by project location as follows:

	December 31,	March 31,
	2012	2012
In operation:
San Emidio, Nevada:
Geothermal water and mineral rights [1]	$4,825,220	$4,825,220
Less: accumulated amortization [1]	(765,148)	(629,959)
	4,060,072	4,195,261

Inactive:
Raft River, Idaho:
Surface water rights	146,341	146,341
Geothermal water and mineral rights [2]	1,251,540	2,203,330

Granite Creek, Nevada:
Surface water rights	451,299	451,299

Neal Hot Springs, Oregon:
Geothermal water and mineral rights	625,337	225,337

Guatemala City, Guatemala:
Geothermal water and mineral rights	625,000	625,000

Gerlach, Nevada:
Geothermal water and mineral rights	997,000	997,000

San Emidio, Nevada:
Surface water rights	4,323,520	4,323,521
Geothermal water and mineral rights [1]	3,440,580	3,440,580
Less: accumulated amortization [1]	(430,073)	(430,073)
	11,430,545	11,982,335

	$15,490,618	$16,177,596

[1]

In January 2012, geothermal water rights located on 2,398 acres in San Emidio in the State of Nevada were segregated from the San Emidio plant operations to be utilized for a future project. The net value of the transferred rights was $3,010,507 ($3,440,580 cost, less $430,073 amortization). Amortization of these costs is no longer being charged to operations.

[2]

During the nine months ended December 31, 2012, a classification error was noted that related to the cost of land in Raft River, Idaho purchased for $951,789 that was incorrectly classified as geothermal water rights.

Amortization expense charged to plant operations during the nine months ended December 31, 2012 and the year ended March 31, 2012 was $135,189 and $256,412 ; respectively.

Estimated aggregate amortization expense for the next five fiscal years is as follows:

Projected
Amounts
Years ending December 31,
2013	$160,840
2014	160,840
2015	160,840
2016	160,840
2017	160,840

$804,200

PROVISION FOR INCOME TAXES	9 Months Ended
Dec. 31, 2012
PROVISION FOR INCOME TAXES [Text Block]

NOTE 8 – PROVISION FOR INCOME TAXES

Income taxes are provided based upon the liability method. Under this approach, deferred income taxes are recorded to reflect the tax consequences in future years of differences between the tax basis of assets and liabilities and their financial reporting amounts at each year-end. A valuation allowance is recorded against deferred tax assets if management does not believe the Company has met the “more likely than not” standard imposed by accounting standards to allow recognition of such an asset.

At December 31, 2012, the Company had net deferred tax assets calculated at an expected rate, noted in the table below, of approximately $11,127,000 (March 31, 2012 - $9,498,000). As management of the Company cannot determine that it is more likely than not that the Company will realize the benefit of the net deferred tax asset, a valuation allowance equal to the net deferred tax asset was recorded at December 31, 2012 and March 31, 2012.

The significant components of the net deferred tax asset calculated with the estimated effective income tax rate at December 31, 2012 and March 31, 2012 were as follows:

	December 31,	March 31,
	2012	2012
Deferred tax assets*:
Net operating loss carry forward	$12,608,000	$8,728,000
Stock based compensation	1,532,000	1,302,000

Deferred tax liabilities*:
Depreciation and amortization	(3,031,000)	(532,000)
Net deferred income tax asset	11,109,000	9,498,000
Deferred tax asset valuation allowance	(11,109,000)	(9,498,000)

Net deferred tax asset	$-	$-

* - significant components of deferred assets and liabilities are considered to be long-term.

The Company’s estimated effective income tax rate is summarized as follows:

	For the Years Ended March 31,
	2012	2011
U.S. Federal statutory rate	34.0%	34.0%
Average State income tax, net of federal tax effect	4.2	4.2
Production tax credits	(2.0)	(2.0)
Net effective tax rate	36.2%	36.2%

At December 31, 2012, the Company had net income tax operating loss carry forwards of approximately $34,867,000 ($25,972,000 in March 31, 2012), which expire in the years 2023 through 2033. The change in the allowance account from March 31, 2012 to December 31, 2012 was $1,611,000.

At March 31, 2012, Raft River Energy I LLC has a book-to-tax difference of $30.7 million due to the acceleration of intangible drilling costs and depreciation. By contract, 99% percent of this book-to-tax difference has been allocated to the non-controlling interest and would not be available to the consolidated group to offset future tax liabilities.

Although Management believes that its estimates are reasonable, no assurance can be given that the final tax outcome of these matters will not be different than that which is reflected in our tax provisions. Ultimately, the actual tax benefits to be realized will be based upon future taxable earnings levels, which are very difficult to predict.

Accounting for Income Tax Uncertainties and Related Matters

The Company may be assessed penalties and interest related to the underpayment of income taxes. Such assessments would be treated as a provision of income tax expense on the financial statements. For the years ended March 31, 2012, 2011 and 2010, no income tax expense has been realized as a result of operations and no income tax penalties and interest have been accrued related to uncertain tax positions. The Company files income tax returns in the U.S. federal jurisdiction and in the States of Idaho and Oregon. These filings are subject to a three year statute of limitations. The Company’s evaluation of income tax positions included the fiscal years ended March 31, 2012, 2011, and 2010, could be subject to agency examinations as of March 31, 2012. No filings are currently under examination. No adjustments have been made to reduce the estimated income tax benefit at fiscal year end. Any valuations relating to these income tax provisions will comply with U.S. generally accepted accounting principles .

CAPITAL LEASE OBLIGATIONS	9 Months Ended
Dec. 31, 2012
CAPITAL LEASE OBLIGATIONS [Text Block]

NOTE 9 - CAPITAL LEASE OBLIGATIONS

Effective November 10, 2008, the Company entered into a capital lease obligation for the purchase of a forklift that is payable in monthly payments of $1,193 including interest to Wells Fargo Equipment, Inc. The contract was completed when the purchase option was exercised November 2012. Effective May 10, 2012, the Company entered into two capital lease obligations for the purchase of a boom lift and a telehandler from Caterpillar Financial Services Corporation. The Boom Lift contract is payable in 36 monthly payments of $1,094 that began on June 11, 2012 and has an effective annual interest rate of 5.985%. The Telehandler contract is payable in 36 monthly payments of $3,155 that began on June 11, 2012 and has an effective annual interest rate of 6.14%. Both contracts with Caterpillar Financial Services Corporation have bargain purchase options at the end of the contracts scheduled for May 2015.

The scheduled future lease payments for the three contracts are presented as follows:

Capital Leases
Years ending December 31,	Amounts
2013	$50,997
2014	50,997
2015	21,249
Total future payments	123,243

Less: imputed interest portion	(8,926)
$114,317

Allocation of capital lease obligations:
Current portion	$45,278
Long-term portion	69,039
$114,317

At December 31, 2012, the net book value of the equipment under capital lease amounted to $125,908 ($155,000, less $29,092 accumulated amortization).

CONVERTIBLE NOTE PAYABLE	9 Months Ended
Dec. 31, 2012
CONVERTIBLE NOTE PAYABLE [Text Block]

NOTE 10 – CONVERTIBLE NOTE PAYABLE

On August 5, 2011, the Oregon USG Holdings, LLC (“Oregon Holdings”), a subsidiary of the Company, signed a convertible note agreement with the other equity partner (Enbridge Inc.). The principal of the loan totaled $2,125,000, and will accrue interest at a rate of 4.75% per annum. The loan balance plus accrued interest will convert to an equity interest in Oregon Holdings upon the earliest of a conversion event or April 1, 2014. Conversion events include the loss of federal funding to the Project. The converted balance would increase Enbridge Inc.’s ownership at a ratio of 1.5% for each $1 million contributed. At December 31, 2012, the loan balance totaled $2,125,000 and is considered to be long-term.

CONSTRUCTION NOTES PAYABLE	9 Months Ended
Dec. 31, 2012
CONSTRUCTION NOTES PAYABLE [Text Block]

NOTE 11 – CONSTRUCTION NOTES PAYABLE

U.S. Department of Energy
On August 31, 2011, USG Oregon LLC (“USG Oregon”), a subsidiary of the Company, completed the first funding drawdown associated with the U.S. Department of Energy (“DOE”) $96.8 million loan guarantee (the “Loan Guarantee”) to construct its planned power plant at Neal Hot Springs in Eastern Oregon (the “Project”). The U.S. Treasury’s Federal Financing Bank, as lender for the Project, issues payments direct to vendors. Future advances covered by the Loan Guarantee will carry interest at a rate of 0.375% per annum over the U.S. Treasury bill rate of comparable maturities as of the date of each advance. All advances will be made under the Future Advance Promissory Note (“the Note”) dated February 23, 2011. The maximum principal amount of the Note is approximately $93.8 million. No advances may be made under the Note after April 10, 2013. Upon the occurrence and continuation of an event of default under the transaction documents, all amounts payable under the Note may be accelerated. In connection with the Loan Guarantee, the DOE has been granted a security interest in all of the equity interests of USG Oregon, as well as in the assets of USG Oregon, including a mortgage on real property interests relating to the Project site. The estimated current portion of the loan balance at December 31, 2012 was $866,342.

Loan advances and effective annual interest rates are details as follows:

		Annual Interest
Description	Amount	Rate %
Advances by date:
August 31, 2011	$2,328,422	2.997
September 28, 2011	10,043,467	2.755
October 27, 2011	3,600,026	2.918
December 2, 2011	4,377,079	2.795
December 21, 2011	2,313,322	2.608
January 25, 2012	8,968,019	2.772
April 26, 2012	13,029,325	2.695
May 30, 2012	19,497,204	2.408
August 27, 2012	7,709,454	2.360
December 28, 2012	2,567,121	2.396
	74,433,439
Interest paid by loan	1,572,258

Loan balance at December 31, 2012	$76,005,697

Based upon the terms of applicable agreements and expected conditions that may impact some of those terms, the estimated annual principal payments were calculated as follows:

For the Year Ended December 31,	Principal Payments
2013	$866,342
2014	3,402,000
2015	3,421,000
2016	3,421,000
2017	3,421,000
Thereafter	61,474,355

$76,005,697

SAIC Constructors LLC

Effective August 27, 2010, the Company’s wholly owned subsidiary (USG Nevada LLC) signed a construction loan agreement with SAIC Constructors LLC (“SAIC”), formerly Benham Constructors LLC. The new 9.0 net megawatt power plant was considered complete and operational for financial reporting purposes on September 1, 2012. The loan agreement requires for USG Nevada LLC to pay the debt in full within 30 days of receipt of the final statement prepared by SAIC. Interest accrues on outstanding balance at 9.5% per annum. The loan is non-recourse and is secured by the Project’s assets. In February 2013, the Company made a payment of $333,333 as part of a series of monthly payments of up to $1,000,000 under this loan agreement conditioned on a final funding settlement agreement. The Company is currently pursuing long-term financing options that will be used to repay the entire outstanding loan balance. A final settlement agreement was executed as part of the Substantial Completion and included a fixed total construction loan payable to the EPC Contractor of $29.5 million. At December 31, 2012, the loan balance totaled $28,694,811 ($26,984,811 long-term, $1,710,000 short term portion), including accrued interest. Since the long-term financing agreement has not been finalized, a 5 year maturities schedule was not presented. The long-term replacement loan is expected be repaid over a 25 year term, plus interest incurred at approximate annual interest rate between 7.0% and 7.5%.

CAPITAL STOCK	9 Months Ended
Dec. 31, 2012
CAPITAL STOCK [Text Block]

NOTE 12 - CAPITAL STOCK

The Company is authorized to issue 250,000,000 shares of common stock. All shares have equal voting rights, are non-assessable and have one vote per share. Voting rights are not cumulative and, therefore, the holders of more than 50% of the common stock could, if they choose to do so, elect all of the directors of the Company.

On December 21, 2012, the Company issued 11,810,816 common stock shares at $.037 under a registered direct offering agreement with Kuhns Brothers Securities Corporation.

During the quarter ended September 30, 2012, the Company issued 1,250,000 common stock shares at prices between $0.312 and $0.355 under an At Market Issuance Sales agreement with Lincoln Park Capital.

During the quarter ended June 30, 2012, the Company issued 3,375,503 common stock shares at prices between $0.341 and $0.536 under an At Market Issuance Sales agreement with Lincoln Park Capital.

During the year ended March 31, 2012, the Company issued 76,500 common shares to employees of the Company upon exercise of stock options at a strike price of $1.00 CDN.

On September 30, 2011, the Company entered into an At Market Issuance Sales Agreement with McNicoll, Lewis & Vlak. Under the agreement, the Company’s board of directors authorized the issuance and sale of shares of the Company’s common stock for aggregate gross sales proceeds of up to $10 million for one year from the date of execution of the agreement. During the year ended March 31, 2012, the Company issued 241,989 common shares. This ATM agreement has been terminated.

STOCK BASED COMPENSATION	9 Months Ended
Dec. 31, 2012
STOCK BASED COMPENSATION [Text Block]

NOTE 13 - STOCK BASED COMPENSATION

The Company has a stock incentive plan (the “Stock Incentive Plan”) for the purpose of attracting and motivating directors, officers, employees and consultants of the Corporation and advancing the interests of the Corporation. The Stock Incentive Plan is a 15% rolling plan approved by shareholders in December 2009, whereby the Company can grant options to the extent of 15% of the current outstanding common shares. Under the plan, all forfeited and exercised options can be replaced with new offerings. As of December 31, 2012, the Company can issue stock option grants totaling up to 15,227,515 shares. Options are granted for a term of up to five years from the date of grant. Stock options granted generally vest over a period of eighteen months, with 25% vesting on the date of grant and 25% vesting every six months thereafter. Effective April 1, 2007, all grants are stated in U.S. dollars. The Company recognizes compensation expense using the straight-line method of amortization. Historically, the Company has issued new shares to satisfy exercises of stock options and the Company expects to issue new shares to satisfy any future exercises of stock options. At December 31, 2012, the Company had 10,239,625 options granted and outstanding.

On August 24, 2012, the Company granted 2,917,000 stock options to employees exercisable at a price of $0.31 until August 24, 2017.

On January 22, 2012, options representing 157,500 shares of common stock exercisable at a price of $1.40 CDN expired without exercise.

On September 12, 2011, the Company granted 100,000 stock options to a director exercisable at a price of $0.60 until September 12, 2016.

On July 31, 2011, options representing 78,750 shares of common stock exercisable at a price of $1.15 CDN expired without exercise.

On June 3, 2011, the Company granted 2,590,000 stock options to employees exercisable at a price of $0.83 until June 3, 2016.

On April 12, 2011, 1,094,320 of the total 1,763,000 options issued and outstanding on April 12, 2006 at prices ranging from $0.85 CDN to $1.00 CDN, were forfeited due to expiration. An additional 11,000 options at an exercise price of $0.92 were forfeited due to termination.

The following table reflects the summary of stock options outstanding at March 31, 2011 and changes during for the year ended March 31, 2012, and the nine months ended December 31, 2012:

		Weighted
		Average	Weighted
	Number of	Exercise	Average	Aggregate
	shares under	Price Per	Fair	Intrinsic
	options	Share	Value	Value

Balance outstanding, March 31, 2011	6,703,195	$1.38	$0.86	$5,734,572
Forfeited/Expired	(1,341,570)	1.06	1.00	(1,348,364)
Exercised	(76,500)	1.00	1.02	(77,868)
Granted	2,690,000	0.82	0.49	1,305,170
Balance outstanding, March 31, 2012	7,975,125	1.38	0.70	5,613,510
Forfeited/Expired	(652,500)	2.41	0.71	(460,975)
Exercised	-	-	-	-
Granted	2,917,000	0.31	0.16	453,774
Balance outstanding December 31, 2012	10,239,625	$0.91	$0.55	$5,606,309

The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model using the assumptions noted in the following table. Expected volatilities are based on historical volatility of the Company’s stock. The Company uses historical data to estimate option volatility within the Black-Scholes model. The expected term of options granted represents the period of time that options granted are expected to be outstanding, based upon past experience and future estimates and includes data from the Plan. The risk-free rate for periods within the expected term of the option is based upon the U.S. Treasury yield curve in effect at the time of grant. The Company currently does not foresee the payment of dividends in the near term.

The fair value of the stock options granted was estimated using the Black-Scholes option-pricing model and is amortized over the vesting period of the underlying options. The assumptions used to calculate the fair value are as follows:

	Nine Months
	Ended December	Year Ended
	31, 2012	March 31, 2012
Dividend yield	0	0
Expected volatility	65 - 70%	87 - 91%
Risk free interest rate	0.19-0.33%	0.25-1.21%
Expected life (years)	3.17	3.25

Changes in the subjective input assumptions can materially affect the fair value estimate and, therefore, the existing models do not necessarily provide a reliable measure of the fair value of the Company’s stock options.

The following table summarizes information about the stock options outstanding at December 31, 2012:

OPTIONS OUTSTANDING
		REMAINING	NUMBER OF
EXERCISE	NUMBER OF	CONTRACTUAL	OPTIONS
PRICE	OPTIONS	LIFE (YEARS)	EXERCISABLE	INTRINSIC VALUE

$2.22	1,465,000	0.63	1,465,000	1,786,417
1.78	95,000	0.74	95,000	81,172
0.92	1,704,625	1.40	1,704,625	1,204,713
1.58	68,000	1.73	68,000	26,435
0.86	1,300,000	2.70	1,300,000	752,207
0.83	2,590,000	3.43	2,590,000	1,269,100
0.60	100,000	3.70	75,000	27,054
0.31	2,917,000	4.65	729,250	113,444
$0.91	10,239,625	2.8	8,026,875	$5,260,542

The following table summarizes information about the stock options outstanding at March 31, 2012:

OPTIONS OUTSTANDING
		REMAINING	NUMBER OF
EXERCISE	NUMBER OF	CONTRACTUAL	OPTIONS
PRICE	OPTIONS	LIFE (YEARS)	EXERCISABLE	INTRINSIC VALUE

$2.41	652,500	0.31	652,500	460,975
2.22	1,465,000	1.13	1,465,000	1,786,417
1.78	95,000	1.49	95,000	81,172
0.92	1,704,625	2.15	1,704,625	1,204,713
1.58	68,000	2.48	68,000	26,435
0.86	1,300,000	3.45	1,300,000	752,207
0.83	2,590,000	4.18	1,295,000	634,550
0.60	100,000	4.45	50,000	18,036
$1.25	7,975,125	2.71	6,630,125	$4,964,505

A summary of the status of the Company’s nonvested stock options outstanding at March 31, 2011 and changes during the year ended March 31, 2012, and the nine months ended December 31, 2012 are presented as follows:

		Weighted	Weighted
		Average Grant	Average
	Number of	Date Fair Value	Grant Date
	Options	Per Share	Fair Value

Nonvested, March 31, 2011	650,000	$0.86	$0.58
Granted	2,690,000	0.82	0.49
Vested	(1,995,000)	0.83	0.51
Forfeited/Expired	-	-	-
Nonvested, March 31, 2012	1,345,000	0.82	0.49
Granted	2,917,000	0.31	0.16
Vested	(2,049,250)	0.64	0.37
Forfeited/Expired	-	-	-
Nonvested, December 31, 2012	2,212,750	$0.31	$0.16

As of December 31, 2012, there was $56,356 of total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over a weighted-average period of 1.5 years. The total fair value of options vested at December 31, 2012 and March 31, 2012 was $636,001 and $1,205,798 ; respectively.

Stock Compensation Plan (Restricted Shares )

On September 10, 2010, the Company granted officers, directors and select employees 705,000 common shares that will be distributed in three six-month vesting periods. The recipients meet the vesting requirements by maintaining employment and good standing with the Company through the vesting periods. After vesting, there are no restrictions on the shares. On March 10, 2011, the 705,000 common shares were issued to the recipients and held by the Company. All of these shares were considered to be issued and outstanding. On March 11, 2011, 235,000 common shares vested valued at $0.99 per share, and the shares were released to the qualified recipients. On September 11, 2011, 235,000 common shares vested valued at $0.60 per share and the shares were released to the qualified recipients. The final 235,000 shares valued at $0.58 vested on March 11, 2012.

Stock Purchase Warrants

At December 31, 2012, the outstanding broker warrants and share purchase warrants consisted of the following:

		Broker
		Warrant	Share	Warrant
	Broker	Exercise	Purchase	Exercise
Expiration Date	Warrants	Price	Warrants	Price
February 23, 2013	-	$-	500,000	$5.000
September 16, 2015	246,285	1.250	4,104,757	1.250
May 31, 2017	255,721	0.437	-	-
December 21, 2017	-	-	5,905,408	0.50

On March 4, 2012, 2,500,000 stock purchase warrants and 56,000 broker warrants at an exercise price of $1.075 expired without exercise.

On August 17, 2011, 4,050,000 stock purchase warrants at an exercise price of $1.75 and 243,000 broker warrants at an exercise price of $1.22 expired without exercise.

FAIR VALUE MEASUREMENT	9 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENT [Text Block]

NOTE 14 – FAIR VALUE MEASUREMENT

Current U.S. generally accepted accounting principles establishes a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement).

The three levels of the fair value hierarchy are as follows:

Level 1 – Quoted prices are available in active markets for identical assets or liabilities. Active markets are those in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 – Pricing inputs are other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date. Level 2 includes those financial instruments that are valued using models or other valuation methodologies. These models are primarily industry-standard models that consider various assumptions, including quoted forward prices for commodities, time value, volatility factors, and current market and contractual prices for the underlying instruments, as well as other relevant economic measures. Substantially all of these assumptions are observable in the marketplace throughout the full term of the instrument, can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace.

Level 3 – Pricing inputs include significant inputs that are generally unobservable from objective sources. These inputs may be used with internally developed methodologies that result in management’s best estimate of fair value. Level 3 instruments include those that may be more structured or otherwise tailored to the Company’s needs.

Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels.

The following table discloses by level within the fair value hierarchy the Company’s assets and liabilities measured and reported on its Consolidated Balance Sheet as of December 31, 2012 at fair value on a recurring basis:

	Total	Level 1	Level 2	Level 3
Assets:
Money market accounts	$681,634	$681,634	$-	$-
Investment in equity securities	65,551	-	65,551	-
	$747,185	$681,634	$65,551	$-

As allowed by current financial reporting standards, the Company has elected not to implement fair value recognition and reporting for all non-financial assets and non-financial liabilities, except for those that are recognized or disclosed at fair value in the financial statements on a recurring basis, that is, at least annually.

There were no changes in Level 3 assets measured for the nine months ended December 31, 2012 and year ended March 31, 2012.

RELATED PARTY TRANSACTIONS	9 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Text Block]

NOTE 15 - RELATED PARTY TRANSACTIONS

At December 31, 2012 and March 31, 2012 the amounts of $3,391 and $2,087 ; respectively, were payable to the officers of the Company for routine expense reimbursement. These amounts are unsecured and due on demand.

The Company paid directors fees in the amounts of $90,000 and $137,500 for the nine months ended December 31, 2012 and year ended March 31, 2012; respectively.

COMMITMENTS AND CONTINGENCIES	9 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Text Block]

NOTE 16 - COMMITMENTS AND CONTINGENCIES

Operating Lease Agreements
The Company has entered into several lease agreements with terms expiring up to December 1, 2034 for geothermal properties in Washoe County Nevada; Republic of Guatemala; Neal Hot Springs, Oregon and adjoining the Raft River properties in Raft River, Idaho. The Company incurred total lease expenses for the nine months ended December 31, 2012 and year ended March 31, 2012, totaled $115,841 and $134,174 ; respectively.

BLM Lease Agreements
The Company believes that it is in compliance with all of the following lease terms.

Idaho
On August 1, 2007, the Company signed a geothermal resources lease agreement with the United States Department of the Interior Bureau of Land Management (“BLM”). The contract requires an annual payment of $3,502 including processing fees. The primary term of the agreement is 10 years. After the primary term, the Company has the right to extend the contract. BLM has the right to terminate the contract upon written notice if the Company does not comply with the terms of the agreement.

San Emidio
The lease contracts are for approximately 21,905 acres of land and geothermal rights located in the San Emidio Desert, Nevada. The lease contracts have primary terms of 10 years. Per federal regulations applicable for the contracts, the lessee has the option to extend the primary lease term another 40 years if the BLM does not need the land for any other purpose and the lessee is maintaining production at commercial quantities. The leases require the lessee to conduct operations in a manner that minimizes adverse impacts to the environment.

Gerlach
The Gerlach Geothermal LLC assets are comprised of two BLM geothermal leases and one private lease totaling 3,615 acres. Both BLM leases have a royalty rate which is based upon 10% of the value of the resource at the wellhead. The amounts are calculated according to a formula established by Minerals Management Service (“MMS”). One of the two BLM leases has a second royalty commitment to a third party of 4% of gross revenue for power generation and 5% for direct use based on BTUs consumed at a set comparable price of $7.00 per million BTU of natural gas. The private lease has a 10 year primary term and would receive a royalty of 3% gross revenue for the first 10 years and 4% thereafter.

Granite Creek
The Company has three geothermal lease contracts with the BLM for the Granite Creek properties. The lease contracts are for approximately 2,443.7 acres of land and geothermal water rights located in North Western Nevada. The lease contracts have primary terms of 10 years. Per federal regulations applicable for the contracts, the lessee has the option to extend the primary lease term another 40 years if the BLM does not need the land for any other purpose and the lessee is maintaining production at commercial quantities. The leases state annual lease payments of $2,444, not including processing fees, and expire October 2017.

Raft River Energy I LLC
The Company has entered into several lease contracts for approximately 1,298 acres of land and geothermal water rights located in the Raft River area located in Southern Idaho. The contracts expire from March 2013 to December 2033. The contracted lease payments are scheduled for $31,287 for the year ended March 31, 2013.

Office Lease
The Company renewed a one year lease contract January 2012 for general office space for the executive office located in Boise, Idaho. The Company exercised its one-year renewal option in January 2013. The lease payments are due in monthly installments of $6,535. The Company incurred total office lease expenses under the current contract and the prior contract for nine months ended December 31, 2012 and year ended March 31, 2012, totaling $57,104 and $74,475 ; respectively.

The following is the total contracted lease operating obligations (operating leases, BLM lease agreements and office lease) for the next five fiscal years:

Year Ending
December 31,	Amount
2013	$200,308
2014	98,375
2015	98,462
2016	96,770
2017	60,397
Thereafter	547,096

Power Purchase Agreements

Raft River Energy I LLC
The Company has signed a power purchase agreement with Idaho Power Company for sale of power generated from its joint venture Raft River Energy I LLC. The Company has also signed a transmission agreement with Bonneville Power Administration for transmission of the electricity from this plant to Idaho Power, and from the Phase Two plants to other purchasers. These agreements will govern the operational revenues for the initial phases of the Company’s operating activities.

USG Nevada LLC
As a part of the purchase of the assets from Empire Geothermal Power, LLC and Michael B. Stewart acquisition (“Empire Acquisition”), a power purchase agreement with Sierra Pacific Power Company was assigned to the Company. The contract had a stated expected output of 3,250 kilowatts maximum per hour and extended through 2017. During the year ended March 31, 2012, the power purchase agreement was replaced by a new 25 year contract signed in December of 2011 that sets the new set rate at $89.70 per megawatt hour with a 1% annual escalation rate. The new contract allows for a maximum of 71,300 megawatt hours annually. Upon declaration of commercial operation under the PPA, an Operating Security Deposit of $1,426,700 is required to be maintained at NV Energy for the full term of the PPA. During the year ended December 31, 2012, the Company paid a security bond of $1,426,700 under the terms of this agreement

USG Oregon LLC
In December of 2009, the Company’s subsidiary (USG Oregon LLC), signed a power purchase agreement with Idaho Power Company for the sale of power generated by the Neal Hot Springs, Oregon project. The agreement has a term of 25 years and provides for the purchase of power up to 25 megawatts (22 megawatt planned output level). Beginning 2012, the flat energy price is $96 per megawatt hour. The price escalates annually by 3.9% in the initial years and by 1.0% during the latter years of the agreement. The approximate 25-year levelized price is $117.65 per megawatt hour.

401(k) Plan
The Company offers a defined contribution plan qualified under section 401(k) of the Internal Revenue Code to all its eligible employees. All employees are eligible at the beginning of the quarter after completing 3 months of service. The plan requires the Company to match 25% of the employee’s contribution up to 6%. Employees may contribute up to the maximum allowed by the Internal Revenue Code. The Company made matching contributions to the plan that totaled $28,984 and $36,201 for the nine months ended December 31, 2012 and year ended March 31, 2012; respectively.

Retention Liability on USG Oregon LLC Construction Contracts
The Company signed contracts with several major contractors involved in construction activities for USG Oregon LLC. Contracts for two of these major contractors allow for the Company to retain a portion of incurred costs to guarantee certain performance specifications. The retention levels generally amount to 10% of incurred costs. At December 31, 2012, the retention payable balance was $5,320,724. Currently, management does not have any performance concerns on these contracts.

Retention Liability on USG Nevada LLC Construction Contract
The USG Nevada LLC signed a contract with the primary contractor involved in the power plant construction at San Emidio, Nevada. The contract allows for the Company to retain a portion of incurred costs to guarantee certain performance specifications. The retention levels generally amount to 10% of incurred costs. At December 31, 2012, the retention payable balance was $2,768,980. Currently, management does not have any performance concerns on these contracts.

JOINT VENTURES/NON-CONTROLLING INTEREST	9 Months Ended
Dec. 31, 2012
JOINT VENTURES/NON-CONTROLLING INTEREST [Text Block]

NOTE 17 – JOINT VENTURES/NON-CONTROLLING INTERESTS

Non-controlling interests included on the consolidated balance sheets of the Company are detailed as follows:

	December 31, 2012	March 31, 2012

Gerlach Geothermal LLC interest held by Gerlach Green Energy, LLC	$404,434	$437,542
Oregon USG Holdings LLC interest held by Enbridge Inc.	33,078,744	25,793,169
Raft River Energy I LLC interest held by Raft River I Holdings, LLC	22,598,020	23,533,734
	$56,081,198	$49,764,445

Gerlach Geothermal LLC
On April 28, 2008, the Company formed Gerlach Geothermal, LLC (“Gerlach”) with our partner, Gerlach Green Energy, LLC (“GGE”). The purpose of the joint venture is the exploration of the Gerlach geothermal system, which is located in northwestern Nevada, near the town of Gerlach. Based upon the terms of the members’ agreement, the Company owns a 60% interest and GGE owns a 40% interest in Gerlach Geothermal, LLC. The agreement gives GGE an option to maintain its 40% ownership interest as additional capital contributions are required. If GGE dilutes to below a 10% interest, their ownership position in the joint venture would be converted to a 10% net profits interest. The Company has contributed $746,000 in cash and $300,000 for a geothermal lease and mineral rights; and the GGE has contributed $697,000 of geothermal lease, mineral rights and exploration data.

The consolidated financial statements reflect 100% of the assets and liabilities of Gerlach, and report the current non-controlling interest of GGE. The full results of Gerlach’s operations are reflected in the statement of operations with the elimination of the non-controlling interest identified.

Oregon USG Holdings LLC
In September 2010, the Company’s subsidiary, Oregon USG Holdings LLC (“Oregon Holdings”), signed an Operating Agreement with Enbridge Inc. (“Enbridge”) for the right to participate in the Company’s project in the Neal Hot Springs project located in Malheur County, Oregon. Enbridge has contributed a total of $18,924,000, including the debt conversion, to Oregon Holdings in exchange for a 20% direct ownership interest. At the Company’s election, the agreement allows for additional contributions of up to $5 million that would increase Enbridge’s ownership by 1.5 percentage points for each $1 million contributed. Added to their base 20% ownership, additional payments could increase Enbridge’s ownership to a maximum of 27.5% under the existing agreement. The Company has contributed $13,492,000 to Oregon Holdings and has an 80% ownership interest. Oregon Holdings has a 100% ownership interest in USG Oregon LLC. After the initial contributions noted above, the Company and Enbridge have made additional capital contributions of $462,616 and $13,877,000 ; respectively. The impact of the additional contributions to the profit and loss allocation percentages could increase Enbridge’s ownership to 44%. The actual ownership interest has not been determined, but has been estimated between 30% and 40%. Through December 31, 2012, all allocations of income were made at the 20% rate.

The consolidated financial statements reflect 100% of the assets and liabilities of Oregon Holdings and USG Oregon LLC, and report the current non-controlling interest of Enbridge. The full results of Oregon Holdings and USG Oregon LLC’s operations are reflected in the statement of operations with the elimination of the non-controlling interest identified.

Raft River Energy I LLC
Raft River Energy I is a joint venture between the Company and Raft River I Holdings, LLC a subsidiary of the Goldman Sachs Group, Inc. An Operating Agreement governs the rights and responsibilities of both parties. At fiscal year end, the Company had contributed approximately $17.9 million in cash and property, and Raft River I Holdings, LLC has contributed approximately $34.1 million in cash. Profits and losses are allocated to the members based upon contractual terms. For income tax purposes, Raft River I Holdings, LLC receives a greater proportion of the share of losses and other income tax benefits. This includes the allocation of production tax credits, which will be distributed 99% to Raft River I Holdings, LLC and 1% to the Company during the first 10 years of production. During the initial years of operations, Raft River I Holdings, LLC will receive a larger allocation of cash distributions.

The consolidated financial statements reflect 100% of the assets and liabilities of Raft River Energy I LLC, and report the current non-controlling interest of Raft River I Holdings LLC. The full results of Raft River Energy I LLC’s operations are reflected in the statement of operations with the elimination of the non-controlling interest identified.

CUMULATIVE CHANGE IN ACCOUNTING ESTIMATE CAPITALIZATION POLICY	9 Months Ended
Dec. 31, 2012
CUMULATIVE CHANGE IN ACCOUNTING ESTIMATE CAPITALIZATION POLICY [Text Block]

NOTE 18 – CUMULATIVE CHANGE IN ACCOUNTING ESTIMATE CAPITALIZATION POLICY

During the quarter ended June 30, 2011, it was noted by Company management that certain costs related to development activities incurred for USG Oregon LLC had been expensed in the prior period according to the capitalization policies instituted at that time that have been amended to match policies recommended by the external federal agency that is providing assistance for the Neal Hot Springs, Oregon project. The change in estimate adjustment capitalizes $262,305, which was previously reported as corporate administration, professional fees, and lease and equipment repairs that amounted to $2,498, $162,886, and $96,920 ; respectively.

CHANGE IN YEAR END FOR FINANCIAL REPORTING PURPOSES	9 Months Ended
Dec. 31, 2012
CHANGE IN YEAR END FOR FINANCIAL REPORTING PURPOSES [Text Block]

NOTE 19 – CHANGE IN YEAR END FOR FINANCIAL REPORTING PURPOSES

On July 5, 2012, the Company’s Board of Directors approved the change in the Company’s fiscal year end for reporting purposes from March 31 st to December 31 st . The change was made to increase financial reporting efficiency for the consolidated Company, as well as several of its subsidiaries. The change resulted in a nine month transition period that began on April 1, 2012 and ended on December 31, 2012. The following summarized financial information is presented to compare operating results for the transition period:

	For the Nine Months Ended December 31,
		(Unaudited)
	2012	2011
Plant operating revenues	$8,599,859	$4,735,026
Plant operating expenses	(7,310,808)	(8,058,784)
Net income (loss) from plant operations	1,289,051	(3,323,758)
Other expenses (income)	3,204,718	5,311,973
Net loss before accumulated change	(1,915,667)	(8,635,731)
Accumulated effect on prior period application of capitalization policy	-	262,305
Net loss	(1,915,667)	(8,373,426)
Net loss attributable to the non-controlling interests	600,823	3,795,020
Net Loss attributable to U.S. Geothermal Inc.	(1,314,844)	(4,578,406)
Other Comprehensive Loss	(26,946)	(117,539)
Comprehensive Loss Attributable to U.S. Geothermal Inc.	$(1,341,790)	$(4,695,945)

Basic and Diluted Net Loss Per Share Attributable to U.S. Geothermal Inc.	$(0.01)	$(0.05)

Weighted Average Number of Shares Outstanding for Basic and Diluted Calculations	88,783,972	84,867,822

SUBSEQUENT EVENTS	9 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS [Text Block]

NOTE 21 - SUBSEQUENT EVENTS

The Company has evaluated events and transactions that have occurred after the balance sheet date through March 25, 2013, which is considered to be the issuance date. The following events were identified for disclosure:

On February 28, 2013, the Company submitted an application to the United States Department of the Treasury for payment in the amount of $35,870,253 for Specified Energy Property in Lieu of Tax Credits. This payment is authorized under Section 1603 of Division B of the American Recovery and Reinvestment Act of 2009. On March 21, 2013, the application was approved. However, pursuant to the requirements of the Balanced Budget and Emergency Deficit Control Act of 1985, as amended, payments issued under Section 1603 of the American Recovery and Reinvestment Tax Act of 2009 for specified energy property in lieu of tax credits, are subject to sequestration. As a result, the amount of our award has been reduced by the sequestration reduction rate of 8.7% resulting in a revised payment of $32,749,541. To retain the full payment, the energy property must continue to qualify as “specified energy property” for five years and annual reports must be submitted on energy production.

Summary of Significant Accounting Policies (Policies)	9 Months Ended
Dec. 31, 2012
Accounting Method [Policy Text Block]

Accounting Method

The Company’s consolidated financial statements are prepared using the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently applied in the preparation of the consolidated financial statements.

Use of Estimates [Policy Text Block]

Use of Estimates

The preparation of consolidated financial statements in accordance with generally accepted accounting principles requires the use of estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities known to exist as of the date the consolidated financial statements are published, and the reported amounts of revenues and expenses during the reporting period. Uncertainties with respect to such estimates and assumptions are inherent in the preparation of the Company’s consolidated financial statements; accordingly, it is possible that the actual results could differ from these estimates and assumptions and could have a material effect on the reported amounts of the Company’s consolidated financial position and consolidated results of operations.

Cash and Cash Equivalents [Policy Text Block]

Cash and Cash Equivalents

The Company considers all unrestricted cash, short-term deposits, and other investments with original maturities of no more than ninety days when acquired to be cash and cash equivalents for the purposes of the statement of cash flows. Discussion regarding restricted cash is included in Note 3.

Accounts Receivable Allowance for Doubtful Accounts [Policy Text Block]

Accounts Receivable Allowance for Doubtful Accounts

Trade Accounts Receivable Management estimates the amount of trade accounts receivable that may not be collectible and records an allowance for doubtful accounts, accordingly. The allowance is an estimate based upon aging of receivable balances, historical collection experience, and the periodic credit evaluations of our customers’ financial condition. Receivable balances are written off when we determine that the balance is uncollectible. As of December 31, 2012 and March 31, 2012, there were no balances that were over 90 days past due and no balance in allowance for doubtful accounts was recognized.

Grant Accounts Receivable For receivables expected to be received from grants from Federal or State agencies, Management records the receivable amounts net of the funds expected to be received which may be less than the total amounts requested on the actual grant applications. Therefore, no allowance accounts are considered to be necessary for receivables from grants at December 31, 2012.

Concentration of Credit Risk [Policy Text Block]

Concentration of Credit Risk

The Company’s cash and cash equivalents, including restricted cash, consisted of commercial bank deposits, money market accounts, and petty cash. Cash deposits are held in commercial banks in Boise, Idaho and Portland, Oregon. Deposits are guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000 per legal entity through December 31, 2013. At December 31, 2012, the Company’s total cash balance, excluding money market funds, was $15,218,444, and bank deposits amounted to $15,318,999. The difference was due to outstanding checks and deposits. Of the bank deposits, $14,178,333 was not covered by or was in excess of FDIC insurance guaranteed limits. At fiscal year end, the Company’s money market funds invested in government backed securities totaled $681,634 and were not subject to deposit insurance.

Equity Securities [Policy Text Block]

Equity Securities

The Company determines the appropriate classification of marketable securities at the time of purchase and reevaluates this designation as of each balance sheet date. The Company classifies these securities as either held-to-maturity, trading, or available-for-sale. All marketable securities and restricted investments were classified as available-for-sale securities. The Company classifies its investments as “available for sale” because it does not intend to actively buy and sell for short-term profits. The Company's investments are subject to market risk, primarily interest rate and credit risk. The fair value of investments is determined using observable or quoted market prices for those securities.

Available-for-sale securities are carried at fair value, with unrealized gains and losses included as a component of accumulated other comprehensive income (loss). Realized gains and losses, declines in value judged to be other than temporary and interest on available-for-sale securities are included in net income. The cost of securities sold is based on the specific identification method.

Property, Plant and Equipment [Policy Text Block]

Property, Plant and Equipment

Property, plant and equipment, including assets under capital lease, are recorded at historical cost. Costs of acquisition of geothermal properties are capitalized in the period of acquisition. Major improvements that significantly increase the useful lives and/or capabilities of the assets are capitalized. A primary factor in determining whether to capitalize construction type costs is the stage of the potential project’s development. Once a project is determined to be commercially viable, all costs directly associated with the development and construction of the project are capitalized. Until that time, all development costs are expensed. A commercially viable project will have, among other factors, a reservoir discovery well or other significant geothermal surface anomaly, a power transmission path that is identified and available, and an electricity off-taker identified. A valid reservoir discovery is generally defined when a test well has been substantially completed that indicates the presence of a geothermal reservoir that has a high probability of possessing the necessary temperatures, permeability, and flow rates. After a valid discovery has been made, the project enters the development stage. Generally, all costs incurred during the development stage are capitalized and tracked on an individual project basis. If a geothermal project is abandoned, the associated costs that have been capitalized are charged to expense in the year of abandonment. Expenditures for repairs and maintenance are charged to expense as incurred. Interest costs incurred during the construction period of defined major projects from debt that is specifically incurred for those projects are capitalized. Funds received from grants associated with capital projects reduce the cost of the asset directly associated with the individual grants. The offset of the cost of the asset associated with grant proceeds is recorded in the period when the requirements of the grant are substantially complete and the amount can be reasonably estimated.

Direct labor costs, incurred for specific major projects expected to have long-term benefits will be capitalized. Direct labor costs subject to capitalization include employee salaries, as well as, related payroll taxes and benefits. With respect to the allocation of salaries to projects, salaries are allocated based on the percentage of hours that our key managers, engineers and scientists work on each project and are invoiced to the project each month. These individuals track their time worked at each project. Major projects are, generally, defined as projects expected to exceed $100,000. Direct labor includes all of the time incurred by employees directly involved with construction and development activities. General and/or indirect management time and time spent evaluating the feasibility of potential projects are expensed when incurred. Employee training time is expensed when incurred.

Depreciation is calculated on a straight-line basis over the estimated useful life of the asset. Where appropriate, terms of property rights and revenue contracts can influence the determination of estimated useful lives. Estimated useful lives by major asset categories are summarized as follows:

Estimated Useful
Asset Categories	Lives in Years

Furniture, vehicle and other equipment	3 to 5
Power plant, buildings and improvements	3 to 30
Wells	30
Well pumps and components	5 to 15
Pipelines	30
Transmission lines	30

Intangible Assets [Policy Text Block]

Intangible Assets

All costs directly associated with the acquisition of geothermal and surface water rights are capitalized as intangible assets. These costs are amortized over their estimated utilization period. There are several factors that influence the estimated utilization periods as well as underlying fair value that include, but are not limited to, the following:

-     contractual expiration terms of the right,
-     contractual terms of an associated revenue contract (i.e., PPA’s),
-     compliance with utilization and other requirements, and
-     hierarchy of other right holders who share the same resource.

Currently, amortization expense is being calculated on a straight-line basis over an estimated utilization period of 30 years for assets placed in service. If an intangible water or geothermal right is forfeited or otherwise lost, the remaining unamortized costs are expensed in the period of forfeiture. An impaired right is reduced to its estimated fair market value in the year the impairment is realized. Costs incurred that extend the term of an intangible right are capitalized and amortized over the new estimated period of utilization.

Impairment of Long-Lived Assets [Policy Text Block]

Impairment of Long-Lived Assets

The Company evaluates its long-term assets annually for impairment and when circumstances/events occur that may impact the fair value of the assets. An impairment loss would be recognized if the carrying amount of a capitalized asset is not recoverable and exceeds its fair value. The most recent assessment was performed based upon financial conditions and assumptions as of December 31, 2012. Management believes that there have not been any circumstances that have warranted the recognition of losses due to the impairment of long-lived assets.

Stock Options Granted to Employees and Non-employees [Policy Text Block]

Stock Options Granted to Employees and Non-employees

The Company follows financial accounting standards that require the measurement of the value of employee services received in exchange for an award of an equity instrument based on the grant-date fair value of the award. For employees, directors and officers, the fair value of the awards are expensed over the vesting period. The current vesting period for all options is eighteen months.

Non-employee stock-based compensation is granted at the Board of Director’s discretion to reward select consultants for exceptional performance. Prior to issuance of the awards, the Company was not under any obligation to issue the stock options. Subsequent to the award, the recipient was not obligated to perform any services. Therefore, the fair value of these options was expensed on the grant date, which was also the measurement date.

Under the fair value recognition provisions, share-based compensation cost is measured at the grant date based on the value of the award and is recognized as expense over the vesting period. Determining the fair value of share-based awards at the grant date requires judgment. In addition, judgment is also required in estimating the amount of share-based awards that are expected to be forfeited. If actual results differ significantly from these estimates, stock-based compensation expense and our results of operations could be materially impacted.

Stock Based Compensation Granted to Employees [Policy Text Block]

Stock Based Compensation Granted to Employees

The Company recognizes the value of common stock granted to employees and directors over the periods in which the services are received. The value of those services is based upon the estimated fair value of the common stock to be awarded. Estimated fair value is adjusted each reporting period. At the end of each vesting period, estimated fair value is adjusted to fair market value. The adjustment is reflected in the reporting period in which the vesting occurs.

Earnings (Losses) Per Share [Policy Text Block]

Earnings (Losses) Per Share

The Company follows financial accounting standards, which provides for calculation of "basic" and "diluted" earnings (losses) per share. Basic earnings per share includes no dilution and is computed by dividing net income available to common shareholders by the weighted average common shares outstanding for the period. Diluted earnings per share reflect the potential dilution of securities that could share in the earnings of an entity similar to fully diluted earnings per share. Although there were common stock equivalents outstanding at March 31, 2012 and December 31, 2012, they were not included in the calculation of earnings per share because their inclusion would have been considered anti-dilutive. Total common stock equivalents on a fully diluted basis at December 31, 2012 and March 31, 2012 were 122,768,560 and 97,906,612 ; respectively.

Financial Instruments [Policy Text Block]

Financial Instruments

The Company’s financial instruments consist of cash and cash equivalents, trade account and other receivables, refundable tax credits, and accounts payable and accrued liabilities. Unless otherwise noted, it is management’s opinion that the Company is not exposed to significant interest, currency or credit risks arising from these financial instruments. The fair values of these financial instruments approximate their carrying values, unless otherwise noted.

Refundable tax credit is comprised of Goods and Services Tax/Harmonized Sales Tax (“GST/HST”) which is refundable from the Government of Canada and is included in other current assets.

The Company’s functional currency is the U.S. dollar. Monetary items are converted into U.S. dollars at the rate prevailing at the balance sheet date. Resulting gains and losses are generally included in determining net income for the period in which exchange rates change.

Revenue [Policy Text Block]

Revenue

Revenue Recognition

Energy Sales The energy sales revenue is recognized when the power is produced and delivered to the customer under the terms defined in the Power Purchase Agreements.

Renewable Energy Credits (“RECs”)
Revenues from RECs sales are recognized when the Company has met the terms of certain energy sales agreements with a financially capable buyer and has met the applicable governing regulations. The Company earns one REC for each megawatt hour produced from the geothermal power plant.

At Raft River Energy I LLC, each REC is certified by Western Electric Coordinating Council and sold under a REC Purchase and Sales Agreement to Holy Cross Energy. At San Emidio, Nevada and Neal Hot Springs, the majority of the RECs are owned by our customer and are bundled with energy sales.

Revenue Source
All of the Company’s operating revenues (energy sales and energy credit sales) originate from energy production from its interests in geothermal power plants located in the states of Idaho and Nevada.

Reclassification [Policy Text Block]

Reclassification
Certain amounts in the prior period financial statements have been reclassified to conform to the current period presentation. These reclassifications had no effect on reported losses, total assets, or stockholders’ equity as previously reported.

Recent Accounting Pronouncements [Policy Text Block]

Recent Accounting Pronouncements

Management has considered all recent accounting pronouncements, and no pronouncements were determined to have a significant impact on the financial statements that have not been disclosed in prior reporting periods.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Dec. 31, 2012
Schedule of Property, Plant and Equipment, Estimated Useful Lives [Table Text Block]
Estimated Useful
Asset Categories	Lives in Years

Furniture, vehicle and other equipment	3 to 5
Power plant, buildings and improvements	3 to 30
Wells	30
Well pumps and components	5 to 15
Pipelines	30
Transmission lines	30

RESTRICTED CASH (Tables)	9 Months Ended
Dec. 31, 2012
Schedule of Restricted Cash and Cash Equivalents [Table Text Block]
	December 31,	March 31,
Agency	2012	2012
Idaho Department of Water Resources, Geothermal Well Bond	$260,000	$260,000
Bureau of Land Management, Geothermal Lease Bond – Gerlach Geothermal	10,000	10,000
State of Nevada Division of Minerals, Statewide Drilling Bond	50,000	50,000
Bureau of Land Management, Geothermal Lease Bonds	150,000	150,000
Oregon Department of Geology and Mineral Industries, Mineral Land and Reclamation Program	400,000	325,000
U.S. Department of Energy – Construction Loan Bond	2,125,000	2,125,000

	$2,995,000	$2,920,000

INVESTMENT IN EQUITY SECURITIES (Tables)	9 Months Ended
Dec. 31, 2012
Schedule of Equity Method Investments [Table Text Block]
Amount
Available-for-sale equity securities:
Cost basis	$88,515
Net unrealized gains	27,107
Foreign exchange losses	(23,125)
Fair value at March 31, 2012	92,497

Net unrealized losses	(27,716)
Foreign exchange gains	770
Fair value at December 31, 2012	$65,551

PROPERTY, PLANT AND EQUIPMENT (Tables)	9 Months Ended
Dec. 31, 2012
Schedule of Property, Plant and Equipment [Table Text Block]
	December 31,	March 31,
	2012	2012
Land *	$1,603,509	$652,507
Power production plant	159,742,109	36,072,569
Grant proceeds for power plants	(54,630,755)	-
Wells	67,365,361	22,747,000
Grant proceeds for wells	(3,233,831)	(1,071,011)
Furniture and equipment	1,356,144	1,140,086
	172,202,537	59,541,151

Less: accumulated depreciation	(14,491,277)	(11,661,124)
	157,711,260	47,880,027
Construction in progress	2,877,994	145,987,128

	$160,589,254	$193,867,155

Schedule of Capitalized Interest Costs [Table Text Block]
	For the Nine	For the Year
	Months Ended	Ended
	December 31, 2012	March 31, 2012
Total interest expense incurred	$2,319,904	$1,876,696
Capitalized interest	2,159,074	1,871,422

Schedule of Changes in Construction in Progress [Table Text Block]
	For the Nine
	Months Ended	For the Year
	December 31,	Ended March 31,
	2012	2012
Beginning balances	$145,987,128	$35,301,709
Development/construction	64,564,914	113,266,751
Grant reimbursements and rebates	(55,244,491)	(2,117,423)
Transfers into production	(152,429,557)	-
Write-off exploration wells	-	(463,909)
Ending balances	$2,877,994	$145,987,128

Schedule of Changes in Construction in Progress, by Project [Table Text Block]
	December 31,	March 31,
	2012	2012
Raft River, Idaho:
Unit II, power plant, substation and transmission lines	$750,493	$742,404
Unit II, well construction	2,100,862	2,099,136
	2,851,355	2,841,540
San Emidio, Nevada:
Power plant (Re-power project)	-	31,770,066
Interconnection studies for transmission line	-	235,013
Well construction	-	4,604,983
	-	36,610,062
Neal Hot Springs, Oregon:
Wells	26,639	35,266,897
Buildings and site preparation	-	67,967,633
Transmission lines and substation	-	3,300,996
	26,639	106,535,526

	$2,877,994	$145,987,128

INTANGIBLE ASSETS (Tables)	9 Months Ended
Dec. 31, 2012
Schedule of Intangible Assets and Goodwill [Table Text Block]
	December 31,	March 31,
	2012	2012
In operation:
San Emidio, Nevada:
Geothermal water and mineral rights [1]	$4,825,220	$4,825,220
Less: accumulated amortization [1]	(765,148)	(629,959)
	4,060,072	4,195,261

Inactive:
Raft River, Idaho:
Surface water rights	146,341	146,341
Geothermal water and mineral rights [2]	1,251,540	2,203,330

Granite Creek, Nevada:
Surface water rights	451,299	451,299

Neal Hot Springs, Oregon:
Geothermal water and mineral rights	625,337	225,337

Guatemala City, Guatemala:
Geothermal water and mineral rights	625,000	625,000

Gerlach, Nevada:
Geothermal water and mineral rights	997,000	997,000

San Emidio, Nevada:
Surface water rights	4,323,520	4,323,521
Geothermal water and mineral rights [1]	3,440,580	3,440,580
Less: accumulated amortization [1]	(430,073)	(430,073)
	11,430,545	11,982,335

	$15,490,618	$16,177,596

Schedule of Expected Amortization Expense [Table Text Block]
Projected
Amounts
Years ending December 31,
2013	$160,840
2014	160,840
2015	160,840
2016	160,840
2017	160,840

$804,200

PROVISION FOR INCOME TAXES (Tables)	9 Months Ended
Dec. 31, 2012
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,	March 31,
	2012	2012
Deferred tax assets*:
Net operating loss carry forward	$12,608,000	$8,728,000
Stock based compensation	1,532,000	1,302,000

Deferred tax liabilities*:
Depreciation and amortization	(3,031,000)	(532,000)
Net deferred income tax asset	11,109,000	9,498,000
Deferred tax asset valuation allowance	(11,109,000)	(9,498,000)

Net deferred tax asset	$-	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	For the Years Ended March 31,
	2012	2011
U.S. Federal statutory rate	34.0%	34.0%
Average State income tax, net of federal tax effect	4.2	4.2
Production tax credits	(2.0)	(2.0)
Net effective tax rate	36.2%	36.2%

CAPITAL LEASE OBLIGATIONS (Tables)	9 Months Ended
Dec. 31, 2012
Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
Capital Leases
Years ending December 31,	Amounts
2013	$50,997
2014	50,997
2015	21,249
Total future payments	123,243

Less: imputed interest portion	(8,926)
$114,317

Allocation of capital lease obligations:
Current portion	$45,278
Long-term portion	69,039
$114,317

CONSTRUCTION NOTES PAYABLE (Tables)	9 Months Ended
Dec. 31, 2012
Investments in and Advances to Affiliates [Table Text Block]
		Annual Interest
Description	Amount	Rate %
Advances by date:
August 31, 2011	$2,328,422	2.997
September 28, 2011	10,043,467	2.755
October 27, 2011	3,600,026	2.918
December 2, 2011	4,377,079	2.795
December 21, 2011	2,313,322	2.608
January 25, 2012	8,968,019	2.772
April 26, 2012	13,029,325	2.695
May 30, 2012	19,497,204	2.408
August 27, 2012	7,709,454	2.360
December 28, 2012	2,567,121	2.396
	74,433,439
Interest paid by loan	1,572,258

Loan balance at December 31, 2012	$76,005,697

Schedule of Annual Principal Payments Construction in Progress [Table Text Block]
For the Year Ended December 31,	Principal Payments
2013	$866,342
2014	3,402,000
2015	3,421,000
2016	3,421,000
2017	3,421,000
Thereafter	61,474,355

$76,005,697

STOCK BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
		Weighted
		Average	Weighted
	Number of	Exercise	Average	Aggregate
	shares under	Price Per	Fair	Intrinsic
	options	Share	Value	Value

Balance outstanding, March 31, 2011	6,703,195	$1.38	$0.86	$5,734,572
Forfeited/Expired	(1,341,570)	1.06	1.00	(1,348,364)
Exercised	(76,500)	1.00	1.02	(77,868)
Granted	2,690,000	0.82	0.49	1,305,170
Balance outstanding, March 31, 2012	7,975,125	1.38	0.70	5,613,510
Forfeited/Expired	(652,500)	2.41	0.71	(460,975)
Exercised	-	-	-	-
Granted	2,917,000	0.31	0.16	453,774
Balance outstanding December 31, 2012	10,239,625	$0.91	$0.55	$5,606,309

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Nine Months
	Ended December	Year Ended
	31, 2012	March 31, 2012
Dividend yield	0	0
Expected volatility	65 - 70%	87 - 91%
Risk free interest rate	0.19-0.33%	0.25-1.21%
Expected life (years)	3.17	3.25

Schedule of Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
OPTIONS OUTSTANDING
		REMAINING	NUMBER OF
EXERCISE	NUMBER OF	CONTRACTUAL	OPTIONS
PRICE	OPTIONS	LIFE (YEARS)	EXERCISABLE	INTRINSIC VALUE

$2.22	1,465,000	0.63	1,465,000	1,786,417
1.78	95,000	0.74	95,000	81,172
0.92	1,704,625	1.40	1,704,625	1,204,713
1.58	68,000	1.73	68,000	26,435
0.86	1,300,000	2.70	1,300,000	752,207
0.83	2,590,000	3.43	2,590,000	1,269,100
0.60	100,000	3.70	75,000	27,054
0.31	2,917,000	4.65	729,250	113,444
$0.91	10,239,625	2.8	8,026,875	$5,260,542

OPTIONS OUTSTANDING
		REMAINING	NUMBER OF
EXERCISE	NUMBER OF	CONTRACTUAL	OPTIONS
PRICE	OPTIONS	LIFE (YEARS)	EXERCISABLE	INTRINSIC VALUE

$2.41	652,500	0.31	652,500	460,975
2.22	1,465,000	1.13	1,465,000	1,786,417
1.78	95,000	1.49	95,000	81,172
0.92	1,704,625	2.15	1,704,625	1,204,713
1.58	68,000	2.48	68,000	26,435
0.86	1,300,000	3.45	1,300,000	752,207
0.83	2,590,000	4.18	1,295,000	634,550
0.60	100,000	4.45	50,000	18,036
$1.25	7,975,125	2.71	6,630,125	$4,964,505

Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding [Table Text Block]
		Weighted	Weighted
		Average Grant	Average
	Number of	Date Fair Value	Grant Date
	Options	Per Share	Fair Value

Nonvested, March 31, 2011	650,000	$0.86	$0.58
Granted	2,690,000	0.82	0.49
Vested	(1,995,000)	0.83	0.51
Forfeited/Expired	-	-	-
Nonvested, March 31, 2012	1,345,000	0.82	0.49
Granted	2,917,000	0.31	0.16
Vested	(2,049,250)	0.64	0.37
Forfeited/Expired	-	-	-
Nonvested, December 31, 2012	2,212,750	$0.31	$0.16

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
		Broker
		Warrant	Share	Warrant
	Broker	Exercise	Purchase	Exercise
Expiration Date	Warrants	Price	Warrants	Price
February 23, 2013	-	$-	500,000	$5.000
September 16, 2015	246,285	1.250	4,104,757	1.250
May 31, 2017	255,721	0.437	-	-
December 21, 2017	-	-	5,905,408	0.50

COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended
Dec. 31, 2012
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year Ending
December 31,	Amount
2013	$200,308
2014	98,375
2015	98,462
2016	96,770
2017	60,397
Thereafter	547,096

JOINT VENTURES/NON-CONTROLLING INTEREST (Tables)	9 Months Ended
Dec. 31, 2012
Schedule of Non-controlling Interests [Table Text Block]
	December 31, 2012	March 31, 2012

Gerlach Geothermal LLC interest held by Gerlach Green Energy, LLC	$404,434	$437,542
Oregon USG Holdings LLC interest held by Enbridge Inc.	33,078,744	25,793,169
Raft River Energy I LLC interest held by Raft River I Holdings, LLC	22,598,020	23,533,734
	$56,081,198	$49,764,445

CHANGE IN YEAR END FOR FINANCIAL REPORTING PURPOSES (Tables)	9 Months Ended
Dec. 31, 2012
Schedule of New Accounting Pronouncements and Changes in Accounting Principles [Table Text Block]
	For the Nine Months Ended December 31,
		(Unaudited)
	2012	2011
Plant operating revenues	$8,599,859	$4,735,026
Plant operating expenses	(7,310,808)	(8,058,784)
Net income (loss) from plant operations	1,289,051	(3,323,758)
Other expenses (income)	3,204,718	5,311,973
Net loss before accumulated change	(1,915,667)	(8,635,731)
Accumulated effect on prior period application of capitalization policy	-	262,305
Net loss	(1,915,667)	(8,373,426)
Net loss attributable to the non-controlling interests	600,823	3,795,020
Net Loss attributable to U.S. Geothermal Inc.	(1,314,844)	(4,578,406)
Other Comprehensive Loss	(26,946)	(117,539)
Comprehensive Loss Attributable to U.S. Geothermal Inc.	$(1,341,790)	$(4,695,945)

Basic and Diluted Net Loss Per Share Attributable to U.S. Geothermal Inc.	$(0.01)	$(0.05)

Weighted Average Number of Shares Outstanding for Basic and Diluted Calculations	88,783,972	84,867,822

ORGANIZATION AND DESCRIPTION OF BUSINESS (Narrative) (Details)	9 Months Ended
Dec. 31, 2012
Organization And Description Of Business 1	50.00%
Organization And Description Of Business 2	100.00%
Organization And Description Of Business 3	100.00%
Organization And Description Of Business 4	100.00%

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $)	9 Months Ended
Dec. 31, 2012 Y D
Summary Of Significant Accounting Policies 1	90
Summary Of Significant Accounting Policies 2	$ 250,000
Summary Of Significant Accounting Policies 3	15,218,444
Summary Of Significant Accounting Policies 4	15,318,999
Summary Of Significant Accounting Policies 5	14,178,333
Summary Of Significant Accounting Policies 6	681,634
Summary Of Significant Accounting Policies 7	$ 100,000
Summary Of Significant Accounting Policies 8	30
Summary Of Significant Accounting Policies 9	122,768,560
Summary Of Significant Accounting Policies 10	97,906,612

GRANT PROCEEDS RECEIVABLE (Narrative) (Details) (USD $)	9 Months Ended
Dec. 31, 2012
Grant Proceeds Receivable 1	$ 11,700,000
Grant Proceeds Receivable 2	10,653,382
Grant Proceeds Receivable 3	1,050,000
Grant Proceeds Receivable 4	35,520,000
Grant Proceeds Receivable 5	8.70%
Grant Proceeds Receivable 6	$ 7,364,200

INVESTMENT IN EQUITY SECURITIES (Narrative) (Details)	9 Months Ended
Dec. 31, 2012
Investment In Equity Securities 1	150,000

PROPERTY, PLANT AND EQUIPMENT (Narrative) (Details) (USD $)	9 Months Ended
Dec. 31, 2012
Property, Plant And Equipment 1	$ 4,700,000
Property, Plant And Equipment 2	28,500,000
Property, Plant And Equipment 3	11,600,000
Property, Plant And Equipment 4	10,650,000
Property, Plant And Equipment 5	1,000,000
Property, Plant And Equipment 6	18,700,000
Property, Plant And Equipment 7	123,600,000
Property, Plant And Equipment 8	42,800,000
Property, Plant And Equipment 9	45,435,397
Property, Plant And Equipment 10	51,939,812
Property, Plant And Equipment 11	6,504,415
Property, Plant And Equipment 12	951,789
Property, Plant And Equipment 13	2,830,153
Property, Plant And Equipment 14	$ 2,738,526

INTANGIBLE ASSETS (Narrative) (Details) (USD $)	9 Months Ended
Dec. 31, 2012 acre
Intangible Assets 1	2,110
Intangible Assets 2	$ 400,000
Intangible Assets 3	200,000
Intangible Assets 4	200,000
Intangible Assets 5	2,398
Intangible Assets 6	3,010,507
Intangible Assets 7	3,440,580
Intangible Assets 8	430,073
Intangible Assets 9	951,789
Intangible Assets 10	135,189
Intangible Assets 11	$ 256,412

PROVISION FOR INCOME TAXES (Narrative) (Details) (USD $)	9 Months Ended
Dec. 31, 2012
Provision For Income Taxes 1	$ 11,127,000
Provision For Income Taxes 2	9,498,000
Provision For Income Taxes 3	34,867,000
Provision For Income Taxes 4	25,972,000
Provision For Income Taxes 5	1,611,000
Provision For Income Taxes 6	$ 30,700,000
Provision For Income Taxes 7	99.00%

CAPITAL LEASE OBLIGATIONS (Narrative) (Details) (USD $)	9 Months Ended
Dec. 31, 2012 M
Capital Lease Obligations 1	$ 1,193
Capital Lease Obligations 2	36
Capital Lease Obligations 3	1,094
Capital Lease Obligations 4	5.99%
Capital Lease Obligations 5	36
Capital Lease Obligations 6	3,155
Capital Lease Obligations 7	6.14%
Capital Lease Obligations 8	125,908
Capital Lease Obligations 9	155,000
Capital Lease Obligations 10	$ 29,092

CONVERTIBLE NOTE PAYABLE (Narrative) (Details) (USD $)	9 Months Ended
Dec. 31, 2012
Convertible Note Payable 1	$ 2,125,000
Convertible Note Payable 2	4.75%
Convertible Note Payable 3	1.50%
Convertible Note Payable 4	1,000,000
Convertible Note Payable 5	$ 2,125,000

CONSTRUCTION NOTES PAYABLE (Narrative) (Details) (USD $)	9 Months Ended
Dec. 31, 2012 Y D MW
Construction Notes Payable 1	$ 96,800,000
Construction Notes Payable 2	0.38%
Construction Notes Payable 3	93,800,000
Construction Notes Payable 4	866,342
Construction Notes Payable 5	9
Construction Notes Payable 6	30
Construction Notes Payable 7	9.50%
Construction Notes Payable 8	333,333
Construction Notes Payable 9	1,000,000
Construction Notes Payable 10	29,500,000
Construction Notes Payable 11	28,694,811
Construction Notes Payable 12	26,984,811
Construction Notes Payable 13	$ 1,710,000
Construction Notes Payable 14	5
Construction Notes Payable 15	25
Construction Notes Payable 16	7.00%
Construction Notes Payable 17	7.50%

CAPITAL STOCK (Narrative) (Details) (USD $)	9 Months Ended
Dec. 31, 2012
Capital Stock 1	250,000,000
Capital Stock 2	50.00%
Capital Stock 3	11,810,816
Capital Stock 4	$ 0.037
Capital Stock 5	1,250,000
Capital Stock 6	0.312
Capital Stock 7	0.355
Capital Stock 8	3,375,503
Capital Stock 9	0.341
Capital Stock 10	0.536
Capital Stock 11	76,500
Capital Stock 12	1
Capital Stock 13	$ 10,000,000
Capital Stock 14	241,989

STOCK BASED COMPENSATION (Narrative) (Details) (USD $)	9 Months Ended
Dec. 31, 2012 Y
Stock Based Compensation 1	15.00%
Stock Based Compensation 2	15.00%
Stock Based Compensation 3	15,227,515
Stock Based Compensation 4	25.00%
Stock Based Compensation 5	25.00%
Stock Based Compensation 6	10,239,625
Stock Based Compensation 7	2,917,000
Stock Based Compensation 8	$ 0.31
Stock Based Compensation 9	157,500
Stock Based Compensation 10	1.4
Stock Based Compensation 11	100,000
Stock Based Compensation 12	0.6
Stock Based Compensation 13	78,750
Stock Based Compensation 14	1.15
Stock Based Compensation 15	2,590,000
Stock Based Compensation 16	0.83
Stock Based Compensation 17	1,094,320
Stock Based Compensation 18	1,763,000
Stock Based Compensation 19	0.85
Stock Based Compensation 20	1
Stock Based Compensation 21	11,000
Stock Based Compensation 22	0.92
Stock Based Compensation 23	56,356
Stock Based Compensation 24	1.5
Stock Based Compensation 25	636,001
Stock Based Compensation 26	1,205,798
Stock Based Compensation 27	705,000
Stock Based Compensation 28	705,000
Stock Based Compensation 29	235,000
Stock Based Compensation 30	$ 0.99
Stock Based Compensation 31	235,000
Stock Based Compensation 32	$ 0.6
Stock Based Compensation 33	235,000
Stock Based Compensation 34	0.58
Stock Based Compensation 35	2,500,000
Stock Based Compensation 36	56,000
Stock Based Compensation 37	1.075
Stock Based Compensation 38	4,050,000
Stock Based Compensation 39	1.75
Stock Based Compensation 40	243,000
Stock Based Compensation 41	$ 1.22

RELATED PARTY TRANSACTIONS (Narrative) (Details) (USD $)	9 Months Ended
Dec. 31, 2012
Related Party Transactions 1	$ 3,391
Related Party Transactions 2	2,087
Related Party Transactions 3	90,000
Related Party Transactions 4	$ 137,500

COMMITMENTS AND CONTINGENCIES (Narrative) (Details) (USD $)	9 Months Ended
Dec. 31, 2012 MW M acre Y
Commitments And Contingencies 1	$ 115,841
Commitments And Contingencies 2	134,174
Commitments And Contingencies 3	3,502
Commitments And Contingencies 4	10
Commitments And Contingencies 5	21,905
Commitments And Contingencies 6	10
Commitments And Contingencies 7	40
Commitments And Contingencies 8	3,615
Commitments And Contingencies 9	10.00%
Commitments And Contingencies 10	4.00%
Commitments And Contingencies 11	5.00%
Commitments And Contingencies 12	7
Commitments And Contingencies 13	10
Commitments And Contingencies 14	3.00%
Commitments And Contingencies 15	10
Commitments And Contingencies 16	4.00%
Commitments And Contingencies 17	2,443.7
Commitments And Contingencies 18	10
Commitments And Contingencies 19	40
Commitments And Contingencies 20	2,444
Commitments And Contingencies 21	1,298
Commitments And Contingencies 22	31,287
Commitments And Contingencies 23	6,535
Commitments And Contingencies 24	57,104
Commitments And Contingencies 25	74,475
Commitments And Contingencies 26	3,250
Commitments And Contingencies 27	25
Commitments And Contingencies 28	89.7
Commitments And Contingencies 29	1.00%
Commitments And Contingencies 30	71,300
Commitments And Contingencies 31	1,426,700
Commitments And Contingencies 32	1,426,700
Commitments And Contingencies 33	25
Commitments And Contingencies 34	25
Commitments And Contingencies 35	96
Commitments And Contingencies 36	3.90%
Commitments And Contingencies 37	1.00%
Commitments And Contingencies 38	117.65
Commitments And Contingencies 39	3
Commitments And Contingencies 40	25.00%
Commitments And Contingencies 41	6.00%
Commitments And Contingencies 42	28,984
Commitments And Contingencies 43	36,201
Commitments And Contingencies 44	10.00%
Commitments And Contingencies 45	5,320,724
Commitments And Contingencies 46	10.00%
Commitments And Contingencies 47	$ 2,768,980

JOINT VENTURES/NON-CONTROLLING INTEREST (Narrative) (Details) (USD $)	9 Months Ended
Dec. 31, 2012 Y
Joint Ventures/non-controlling Interest 1	60.00%
Joint Ventures/non-controlling Interest 2	40.00%
Joint Ventures/non-controlling Interest 3	40.00%
Joint Ventures/non-controlling Interest 4	10.00%
Joint Ventures/non-controlling Interest 5	10.00%
Joint Ventures/non-controlling Interest 6	$ 746,000
Joint Ventures/non-controlling Interest 7	300,000
Joint Ventures/non-controlling Interest 8	697,000
Joint Ventures/non-controlling Interest 9	100.00%
Joint Ventures/non-controlling Interest 10	18,924,000
Joint Ventures/non-controlling Interest 11	20.00%
Joint Ventures/non-controlling Interest 12	5,000,000
Joint Ventures/non-controlling Interest 13	1.50%
Joint Ventures/non-controlling Interest 14	1,000,000
Joint Ventures/non-controlling Interest 15	20.00%
Joint Ventures/non-controlling Interest 16	27.50%
Joint Ventures/non-controlling Interest 17	13,492,000
Joint Ventures/non-controlling Interest 18	80.00%
Joint Ventures/non-controlling Interest 19	100.00%
Joint Ventures/non-controlling Interest 20	462,616
Joint Ventures/non-controlling Interest 21	13,877,000
Joint Ventures/non-controlling Interest 22	44.00%
Joint Ventures/non-controlling Interest 23	30.00%
Joint Ventures/non-controlling Interest 24	40.00%
Joint Ventures/non-controlling Interest 25	20.00%
Joint Ventures/non-controlling Interest 26	100.00%
Joint Ventures/non-controlling Interest 27	17,900,000
Joint Ventures/non-controlling Interest 28	$ 34,100,000
Joint Ventures/non-controlling Interest 29	99.00%
Joint Ventures/non-controlling Interest 30	1.00%
Joint Ventures/non-controlling Interest 31	10
Joint Ventures/non-controlling Interest 32	100.00%

CUMULATIVE CHANGE IN ACCOUNTING ESTIMATE CAPITALIZATION POLICY (Narrative) (Details) (USD $)	9 Months Ended
Dec. 31, 2012
Cumulative Change In Accounting Estimate Capitalization Policy 1	$ 262,305
Cumulative Change In Accounting Estimate Capitalization Policy 2	2,498
Cumulative Change In Accounting Estimate Capitalization Policy 3	162,886
Cumulative Change In Accounting Estimate Capitalization Policy 4	$ 96,920

SUBSEQUENT EVENTS (Narrative) (Details) (USD $)	9 Months Ended
Dec. 31, 2012
Subsequent Events 1	$ 35,870,253
Subsequent Events 2	1,603
Subsequent Events 3	1,985
Subsequent Events 4	1,603
Subsequent Events 5	8.70%
Subsequent Events 6	$ 32,749,541

Schedule of Property, Plant and Equipment, Estimated Useful Lives (Details) (USD $)	9 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies Schedule Of Property, Plant And Equipment, Estimated Useful Lives 1	$ 3
Summary Of Significant Accounting Policies Schedule Of Property, Plant And Equipment, Estimated Useful Lives 2	5
Summary Of Significant Accounting Policies Schedule Of Property, Plant And Equipment, Estimated Useful Lives 3	3
Summary Of Significant Accounting Policies Schedule Of Property, Plant And Equipment, Estimated Useful Lives 4	30
Summary Of Significant Accounting Policies Schedule Of Property, Plant And Equipment, Estimated Useful Lives 5	30
Summary Of Significant Accounting Policies Schedule Of Property, Plant And Equipment, Estimated Useful Lives 6	5
Summary Of Significant Accounting Policies Schedule Of Property, Plant And Equipment, Estimated Useful Lives 7	15
Summary Of Significant Accounting Policies Schedule Of Property, Plant And Equipment, Estimated Useful Lives 8	30
Summary Of Significant Accounting Policies Schedule Of Property, Plant And Equipment, Estimated Useful Lives 9	$ 30

Schedule of Restricted Cash and Cash Equivalents (Details) (USD $)	9 Months Ended
Dec. 31, 2012
Restricted Cash Schedule Of Restricted Cash And Cash Equivalents 1	$ 260,000
Restricted Cash Schedule Of Restricted Cash And Cash Equivalents 2	260,000
Restricted Cash Schedule Of Restricted Cash And Cash Equivalents 3	10,000
Restricted Cash Schedule Of Restricted Cash And Cash Equivalents 4	10,000
Restricted Cash Schedule Of Restricted Cash And Cash Equivalents 5	50,000
Restricted Cash Schedule Of Restricted Cash And Cash Equivalents 6	50,000
Restricted Cash Schedule Of Restricted Cash And Cash Equivalents 7	150,000
Restricted Cash Schedule Of Restricted Cash And Cash Equivalents 8	150,000
Restricted Cash Schedule Of Restricted Cash And Cash Equivalents 9	400,000
Restricted Cash Schedule Of Restricted Cash And Cash Equivalents 10	325,000
Restricted Cash Schedule Of Restricted Cash And Cash Equivalents 11	2,125,000
Restricted Cash Schedule Of Restricted Cash And Cash Equivalents 12	2,125,000
Restricted Cash Schedule Of Restricted Cash And Cash Equivalents 13	2,995,000
Restricted Cash Schedule Of Restricted Cash And Cash Equivalents 14	$ 2,920,000

Schedule of Equity Method Investments (Details) (USD $)	9 Months Ended
Dec. 31, 2012
Investment In Equity Securities Schedule Of Equity Method Investments 1	$ 88,515
Investment In Equity Securities Schedule Of Equity Method Investments 2	27,107
Investment In Equity Securities Schedule Of Equity Method Investments 3	(23,125)
Investment In Equity Securities Schedule Of Equity Method Investments 4	92,497
Investment In Equity Securities Schedule Of Equity Method Investments 5	(27,716)
Investment In Equity Securities Schedule Of Equity Method Investments 6	770
Investment In Equity Securities Schedule Of Equity Method Investments 7	$ 65,551

Schedule of Property, Plant and Equipment (Details) (USD $)	9 Months Ended
Dec. 31, 2012
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 1	$ 1,603,509
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 2	652,507
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 3	159,742,109
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 4	36,072,569
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 5	(54,630,755)
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 6	0
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 7	67,365,361
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 8	22,747,000
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 9	(3,233,831)
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 10	(1,071,011)
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 11	1,356,144
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 12	1,140,086
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 13	172,202,537
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 14	59,541,151
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 15	(14,491,277)
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 16	(11,661,124)
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 17	157,711,260
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 18	47,880,027
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 19	2,877,994
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 20	145,987,128
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 21	160,589,254
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 22	$ 193,867,155

Schedule of Capitalized Interest Costs (Details) (USD $)	9 Months Ended
Dec. 31, 2012
Property, Plant And Equipment Schedule Of Capitalized Interest Costs 1	$ 2,319,904
Property, Plant And Equipment Schedule Of Capitalized Interest Costs 2	1,876,696
Property, Plant And Equipment Schedule Of Capitalized Interest Costs 3	2,159,074
Property, Plant And Equipment Schedule Of Capitalized Interest Costs 4	$ 1,871,422

Schedule of Changes in Construction in Progress (Details) (USD $)	9 Months Ended
Dec. 31, 2012
Property, Plant And Equipment Schedule Of Changes In Construction In Progress 1	$ 145,987,128
Property, Plant And Equipment Schedule Of Changes In Construction In Progress 2	35,301,709
Property, Plant And Equipment Schedule Of Changes In Construction In Progress 3	64,564,914
Property, Plant And Equipment Schedule Of Changes In Construction In Progress 4	113,266,751
Property, Plant And Equipment Schedule Of Changes In Construction In Progress 5	(55,244,491)
Property, Plant And Equipment Schedule Of Changes In Construction In Progress 6	(2,117,423)
Property, Plant And Equipment Schedule Of Changes In Construction In Progress 7	(152,429,557)
Property, Plant And Equipment Schedule Of Changes In Construction In Progress 8	0
Property, Plant And Equipment Schedule Of Changes In Construction In Progress 9	0
Property, Plant And Equipment Schedule Of Changes In Construction In Progress 10	(463,909)
Property, Plant And Equipment Schedule Of Changes In Construction In Progress 11	2,877,994
Property, Plant And Equipment Schedule Of Changes In Construction In Progress 12	$ 145,987,128

Schedule of Changes in Construction in Progress, by Project (Details) (USD $)	9 Months Ended
Dec. 31, 2012
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 1	$ 750,493
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 2	742,404
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 3	2,100,862
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 4	2,099,136
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 5	2,851,355
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 6	2,841,540
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 7	0
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 8	31,770,066
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 9	0
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 10	235,013
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 11	0
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 12	4,604,983
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 13	0
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 14	36,610,062
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 15	26,639
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 16	35,266,897
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 17	0
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 18	67,967,633
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 19	0
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 20	3,300,996
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 21	26,639
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 22	106,535,526
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 23	2,877,994
Property, Plant And Equipment Schedule Of Changes In Construction In Progress, By Project 24	$ 145,987,128

Schedule of Intangible Assets and Goodwill (Details) (USD $)	9 Months Ended
Dec. 31, 2012
Intangible Assets Schedule Of Intangible Assets And Goodwill 1	$ 4,825,220
Intangible Assets Schedule Of Intangible Assets And Goodwill 2	4,825,220
Intangible Assets Schedule Of Intangible Assets And Goodwill 3	(765,148)
Intangible Assets Schedule Of Intangible Assets And Goodwill 4	(629,959)
Intangible Assets Schedule Of Intangible Assets And Goodwill 5	4,060,072
Intangible Assets Schedule Of Intangible Assets And Goodwill 6	4,195,261
Intangible Assets Schedule Of Intangible Assets And Goodwill 7	146,341
Intangible Assets Schedule Of Intangible Assets And Goodwill 8	146,341
Intangible Assets Schedule Of Intangible Assets And Goodwill 9	1,251,540
Intangible Assets Schedule Of Intangible Assets And Goodwill 10	2,203,330
Intangible Assets Schedule Of Intangible Assets And Goodwill 11	451,299
Intangible Assets Schedule Of Intangible Assets And Goodwill 12	451,299
Intangible Assets Schedule Of Intangible Assets And Goodwill 13	625,337
Intangible Assets Schedule Of Intangible Assets And Goodwill 14	225,337
Intangible Assets Schedule Of Intangible Assets And Goodwill 15	625,000
Intangible Assets Schedule Of Intangible Assets And Goodwill 16	625,000
Intangible Assets Schedule Of Intangible Assets And Goodwill 17	997,000
Intangible Assets Schedule Of Intangible Assets And Goodwill 18	997,000
Intangible Assets Schedule Of Intangible Assets And Goodwill 19	4,323,520
Intangible Assets Schedule Of Intangible Assets And Goodwill 20	4,323,521
Intangible Assets Schedule Of Intangible Assets And Goodwill 21	3,440,580
Intangible Assets Schedule Of Intangible Assets And Goodwill 22	3,440,580
Intangible Assets Schedule Of Intangible Assets And Goodwill 23	(430,073)
Intangible Assets Schedule Of Intangible Assets And Goodwill 24	(430,073)
Intangible Assets Schedule Of Intangible Assets And Goodwill 25	11,430,545
Intangible Assets Schedule Of Intangible Assets And Goodwill 26	11,982,335
Intangible Assets Schedule Of Intangible Assets And Goodwill 27	15,490,618
Intangible Assets Schedule Of Intangible Assets And Goodwill 28	$ 16,177,596

Schedule of Expected Amortization Expense (Details) (USD $)	9 Months Ended
Dec. 31, 2012
Intangible Assets Schedule Of Expected Amortization Expense 1	$ 160,840
Intangible Assets Schedule Of Expected Amortization Expense 2	160,840
Intangible Assets Schedule Of Expected Amortization Expense 3	160,840
Intangible Assets Schedule Of Expected Amortization Expense 4	160,840
Intangible Assets Schedule Of Expected Amortization Expense 5	160,840
Intangible Assets Schedule Of Expected Amortization Expense 6	$ 804,200

Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	9 Months Ended
Dec. 31, 2012
Provision For Income Taxes Schedule Of Deferred Tax Assets And Liabilities 1	$ 12,608,000
Provision For Income Taxes Schedule Of Deferred Tax Assets And Liabilities 2	8,728,000
Provision For Income Taxes Schedule Of Deferred Tax Assets And Liabilities 3	1,532,000
Provision For Income Taxes Schedule Of Deferred Tax Assets And Liabilities 4	1,302,000
Provision For Income Taxes Schedule Of Deferred Tax Assets And Liabilities 5	(3,031,000)
Provision For Income Taxes Schedule Of Deferred Tax Assets And Liabilities 6	(532,000)
Provision For Income Taxes Schedule Of Deferred Tax Assets And Liabilities 7	11,109,000
Provision For Income Taxes Schedule Of Deferred Tax Assets And Liabilities 8	9,498,000
Provision For Income Taxes Schedule Of Deferred Tax Assets And Liabilities 9	(11,109,000)
Provision For Income Taxes Schedule Of Deferred Tax Assets And Liabilities 10	(9,498,000)
Provision For Income Taxes Schedule Of Deferred Tax Assets And Liabilities 11	0
Provision For Income Taxes Schedule Of Deferred Tax Assets And Liabilities 12	$ 0

Schedule of Effective Income Tax Rate Reconciliation (Details)	9 Months Ended
Dec. 31, 2012
Provision For Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 1	34.00%
Provision For Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 2	34.00%
Provision For Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 3	4.2
Provision For Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 4	4.2
Provision For Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 5	(2)
Provision For Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 6	(2)
Provision For Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 7	36.20%
Provision For Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 8	36.20%

Schedule of Future Minimum Lease Payments for Capital Leases (Details) (USD $)	9 Months Ended
Dec. 31, 2012
Capital Lease Obligations Schedule Of Future Minimum Lease Payments For Capital Leases 1	$ 50,997
Capital Lease Obligations Schedule Of Future Minimum Lease Payments For Capital Leases 2	50,997
Capital Lease Obligations Schedule Of Future Minimum Lease Payments For Capital Leases 3	21,249
Capital Lease Obligations Schedule Of Future Minimum Lease Payments For Capital Leases 4	123,243
Capital Lease Obligations Schedule Of Future Minimum Lease Payments For Capital Leases 5	(8,926)
Capital Lease Obligations Schedule Of Future Minimum Lease Payments For Capital Leases 6	114,317
Capital Lease Obligations Schedule Of Future Minimum Lease Payments For Capital Leases 7	45,278
Capital Lease Obligations Schedule Of Future Minimum Lease Payments For Capital Leases 8	69,039
Capital Lease Obligations Schedule Of Future Minimum Lease Payments For Capital Leases 9	$ 114,317

Investments in and Advances to Affiliates (Details) (USD $)	9 Months Ended
Dec. 31, 2012
Construction Notes Payable Investments In And Advances To Affiliates 1	$ 2,328,422
Construction Notes Payable Investments In And Advances To Affiliates 2	2.997
Construction Notes Payable Investments In And Advances To Affiliates 3	10,043,467
Construction Notes Payable Investments In And Advances To Affiliates 4	2.755
Construction Notes Payable Investments In And Advances To Affiliates 5	3,600,026
Construction Notes Payable Investments In And Advances To Affiliates 6	2.918
Construction Notes Payable Investments In And Advances To Affiliates 7	4,377,079
Construction Notes Payable Investments In And Advances To Affiliates 8	2.795
Construction Notes Payable Investments In And Advances To Affiliates 9	2,313,322
Construction Notes Payable Investments In And Advances To Affiliates 10	2.608
Construction Notes Payable Investments In And Advances To Affiliates 11	8,968,019
Construction Notes Payable Investments In And Advances To Affiliates 12	2.772
Construction Notes Payable Investments In And Advances To Affiliates 13	13,029,325
Construction Notes Payable Investments In And Advances To Affiliates 14	2.695
Construction Notes Payable Investments In And Advances To Affiliates 15	19,497,204
Construction Notes Payable Investments In And Advances To Affiliates 16	2.408
Construction Notes Payable Investments In And Advances To Affiliates 17	7,709,454
Construction Notes Payable Investments In And Advances To Affiliates 18	2.36
Construction Notes Payable Investments In And Advances To Affiliates 19	2,567,121
Construction Notes Payable Investments In And Advances To Affiliates 20	2.396
Construction Notes Payable Investments In And Advances To Affiliates 21	74,433,439
Construction Notes Payable Investments In And Advances To Affiliates 22	1,572,258
Construction Notes Payable Investments In And Advances To Affiliates 23	$ 76,005,697

Schedule of Annual Principal Payments Construction in Progress (Details) (USD $)	9 Months Ended
Dec. 31, 2012
Construction Notes Payable Schedule Of Annual Principal Payments Construction In Progress 1	$ 866,342
Construction Notes Payable Schedule Of Annual Principal Payments Construction In Progress 2	3,402,000
Construction Notes Payable Schedule Of Annual Principal Payments Construction In Progress 3	3,421,000
Construction Notes Payable Schedule Of Annual Principal Payments Construction In Progress 4	3,421,000
Construction Notes Payable Schedule Of Annual Principal Payments Construction In Progress 5	3,421,000
Construction Notes Payable Schedule Of Annual Principal Payments Construction In Progress 6	61,474,355
Construction Notes Payable Schedule Of Annual Principal Payments Construction In Progress 7	$ 76,005,697

Schedule of Share-based Compensation, Stock Options, Activity (Details) (USD $)	9 Months Ended
Dec. 31, 2012
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 1	$ 6,703,195
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 2	1.38
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 3	0.86
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 4	5,734,572
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 5	(1,341,570)
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 6	1.06
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 7	1
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 8	(1,348,364)
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 9	(76,500)
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 10	1
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 11	1.02
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 12	(77,868)
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 13	2,690,000
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 14	0.82
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 15	0.49
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 16	1,305,170
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 17	7,975,125
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 18	1.38
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 19	0.7
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 20	5,613,510
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 21	(652,500)
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 22	2.41
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 23	0.71
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 24	(460,975)
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 25	0
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 26	0
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 27	0
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 28	0
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 29	2,917,000
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 30	0.31
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 31	0.16
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 32	453,774
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 33	10,239,625
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 34	0.91
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 35	0.55
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 36	$ 5,606,309

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details) (USD $)	9 Months Ended
Dec. 31, 2012
Stock Based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 1	$ 0
Stock Based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 2	0
Stock Based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 3	65
Stock Based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 4	70.00%
Stock Based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 5	$ 87
Stock Based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 6	91.00%
Stock Based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 7	0.19%
Stock Based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 8	0.25%
Stock Based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 9	3.17
Stock Based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 10	3.25

Schedule of Disclosure of Share-based Compensation Arrangements by Share-based Payment Award (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 1	2.22
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 2	$ 1,465,000
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 3	0.63
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 4	1,465,000
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 5	1,786,417
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 6	1.78
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 7	95,000
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 8	0.74
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 9	95,000
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 10	81,172
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 11	0.92
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 12	1,704,625
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 13	1.4
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 14	1,704,625
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 15	1,204,713
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 16	1.58
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 17	68,000
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 18	1.73
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 19	68,000
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 20	26,435
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 21	0.86
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 22	1,300,000
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 23	2.7
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 24	1,300,000
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 25	752,207
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 26	0.83
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 27	2,590,000
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 28	3.43
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 29	2,590,000
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 30	1,269,100
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 31	0.6
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 32	100,000
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 33	3.7
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 34	75,000
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 35	27,054
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 36	0.31
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 37	2,917,000
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 38	4.65
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 39	729,250
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 40	113,444
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 41	0.91
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 42	10,239,625
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 43	2.8
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 44	8,026,875
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 45	5,260,542
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 1		2.41
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 2		652,500
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 3		0.31
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 4		652,500
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 5		460,975
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 6		2.22
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 7		1,465,000
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 8		1.13
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 9		1,465,000
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 10		1,786,417
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 11		1.78
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 12		95,000
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 13		1.49
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 14		95,000
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 15		81,172
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 16		0.92
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 17		1,704,625
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 18		2.15
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 19		1,704,625
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 20		1,204,713
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 21		1.58
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 22		68,000
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 23		2.48
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 24		68,000
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 25		26,435
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 26		0.86
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 27		1,300,000
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 28		3.45
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 29		1,300,000
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 30		752,207
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 31		0.83
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 32		2,590,000
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 33		4.18
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 34		1,295,000
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 35		634,550
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 36		0.6
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 37		100,000
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 38		4.45
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 39		50,000
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 40		18,036
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 41		1.25
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 42		7,975,125
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 43		2.71
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 44		6,630,125
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 45		$ 4,964,505

Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding (Details) (USD $)	9 Months Ended
Dec. 31, 2012
Stock Based Compensation Schedule Of Share-based Compensation Arrangement By Share-based Payment Award, Options, Vested And Expected To Vest, Outstanding 1	$ 650,000
Stock Based Compensation Schedule Of Share-based Compensation Arrangement By Share-based Payment Award, Options, Vested And Expected To Vest, Outstanding 2	0.86
Stock Based Compensation Schedule Of Share-based Compensation Arrangement By Share-based Payment Award, Options, Vested And Expected To Vest, Outstanding 3	0.58
Stock Based Compensation Schedule Of Share-based Compensation Arrangement By Share-based Payment Award, Options, Vested And Expected To Vest, Outstanding 4	2,690,000
Stock Based Compensation Schedule Of Share-based Compensation Arrangement By Share-based Payment Award, Options, Vested And Expected To Vest, Outstanding 5	0.82
Stock Based Compensation Schedule Of Share-based Compensation Arrangement By Share-based Payment Award, Options, Vested And Expected To Vest, Outstanding 6	0.49
Stock Based Compensation Schedule Of Share-based Compensation Arrangement By Share-based Payment Award, Options, Vested And Expected To Vest, Outstanding 7	(1,995,000)
Stock Based Compensation Schedule Of Share-based Compensation Arrangement By Share-based Payment Award, Options, Vested And Expected To Vest, Outstanding 8	0.83
Stock Based Compensation Schedule Of Share-based Compensation Arrangement By Share-based Payment Award, Options, Vested And Expected To Vest, Outstanding 9	0.51
Stock Based Compensation Schedule Of Share-based Compensation Arrangement By Share-based Payment Award, Options, Vested And Expected To Vest, Outstanding 10	0
Stock Based Compensation Schedule Of Share-based Compensation Arrangement By Share-based Payment Award, Options, Vested And Expected To Vest, Outstanding 11	0
Stock Based Compensation Schedule Of Share-based Compensation Arrangement By Share-based Payment Award, Options, Vested And Expected To Vest, Outstanding 12	0
Stock Based Compensation Schedule Of Share-based Compensation Arrangement By Share-based Payment Award, Options, Vested And Expected To Vest, Outstanding 13	1,345,000
Stock Based Compensation Schedule Of Share-based Compensation Arrangement By Share-based Payment Award, Options, Vested And Expected To Vest, Outstanding 14	0.82
Stock Based Compensation Schedule Of Share-based Compensation Arrangement By Share-based Payment Award, Options, Vested And Expected To Vest, Outstanding 15	0.49
Stock Based Compensation Schedule Of Share-based Compensation Arrangement By Share-based Payment Award, Options, Vested And Expected To Vest, Outstanding 16	2,917,000
Stock Based Compensation Schedule Of Share-based Compensation Arrangement By Share-based Payment Award, Options, Vested And Expected To Vest, Outstanding 17	0.31
Stock Based Compensation Schedule Of Share-based Compensation Arrangement By Share-based Payment Award, Options, Vested And Expected To Vest, Outstanding 18	0.16
Stock Based Compensation Schedule Of Share-based Compensation Arrangement By Share-based Payment Award, Options, Vested And Expected To Vest, Outstanding 19	(2,049,250)
Stock Based Compensation Schedule Of Share-based Compensation Arrangement By Share-based Payment Award, Options, Vested And Expected To Vest, Outstanding 20	0.64
Stock Based Compensation Schedule Of Share-based Compensation Arrangement By Share-based Payment Award, Options, Vested And Expected To Vest, Outstanding 21	0.37
Stock Based Compensation Schedule Of Share-based Compensation Arrangement By Share-based Payment Award, Options, Vested And Expected To Vest, Outstanding 22	0
Stock Based Compensation Schedule Of Share-based Compensation Arrangement By Share-based Payment Award, Options, Vested And Expected To Vest, Outstanding 23	0
Stock Based Compensation Schedule Of Share-based Compensation Arrangement By Share-based Payment Award, Options, Vested And Expected To Vest, Outstanding 24	0
Stock Based Compensation Schedule Of Share-based Compensation Arrangement By Share-based Payment Award, Options, Vested And Expected To Vest, Outstanding 25	$ 2,212,750
Stock Based Compensation Schedule Of Share-based Compensation Arrangement By Share-based Payment Award, Options, Vested And Expected To Vest, Outstanding 26	0.31
Stock Based Compensation Schedule Of Share-based Compensation Arrangement By Share-based Payment Award, Options, Vested And Expected To Vest, Outstanding 27	0.16

Schedule of Stockholders' Equity Note, Warrants or Rights (Details) (USD $)	9 Months Ended
Dec. 31, 2012
Stock Based Compensation Schedule Of Stockholders' Equity Note, Warrants Or Rights 1	$ 0
Stock Based Compensation Schedule Of Stockholders' Equity Note, Warrants Or Rights 2	0
Stock Based Compensation Schedule Of Stockholders' Equity Note, Warrants Or Rights 3	500,000
Stock Based Compensation Schedule Of Stockholders' Equity Note, Warrants Or Rights 4	5
Stock Based Compensation Schedule Of Stockholders' Equity Note, Warrants Or Rights 5	246,285
Stock Based Compensation Schedule Of Stockholders' Equity Note, Warrants Or Rights 6	1.25
Stock Based Compensation Schedule Of Stockholders' Equity Note, Warrants Or Rights 7	4,104,757
Stock Based Compensation Schedule Of Stockholders' Equity Note, Warrants Or Rights 8	1.25
Stock Based Compensation Schedule Of Stockholders' Equity Note, Warrants Or Rights 9	255,721
Stock Based Compensation Schedule Of Stockholders' Equity Note, Warrants Or Rights 10	0.437
Stock Based Compensation Schedule Of Stockholders' Equity Note, Warrants Or Rights 11	0
Stock Based Compensation Schedule Of Stockholders' Equity Note, Warrants Or Rights 12	0
Stock Based Compensation Schedule Of Stockholders' Equity Note, Warrants Or Rights 13	0
Stock Based Compensation Schedule Of Stockholders' Equity Note, Warrants Or Rights 14	0
Stock Based Compensation Schedule Of Stockholders' Equity Note, Warrants Or Rights 15	$ 5,905,408
Stock Based Compensation Schedule Of Stockholders' Equity Note, Warrants Or Rights 16	0.5

Schedule of Future Minimum Rental Payments for Operating Leases (Details) (USD $)	9 Months Ended
Dec. 31, 2012
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 1	$ 200,308
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 2	98,375
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 3	98,462
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 4	96,770
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 5	60,397
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 6	$ 547,096

Schedule of Non-controlling Interests (Details) (USD $)	9 Months Ended
Dec. 31, 2012
Joint Ventures/non-controlling Interest Schedule Of Non-controlling Interests 1	$ 404,434
Joint Ventures/non-controlling Interest Schedule Of Non-controlling Interests 2	437,542
Joint Ventures/non-controlling Interest Schedule Of Non-controlling Interests 3	33,078,744
Joint Ventures/non-controlling Interest Schedule Of Non-controlling Interests 4	25,793,169
Joint Ventures/non-controlling Interest Schedule Of Non-controlling Interests 5	22,598,020
Joint Ventures/non-controlling Interest Schedule Of Non-controlling Interests 6	23,533,734
Joint Ventures/non-controlling Interest Schedule Of Non-controlling Interests 7	56,081,198
Joint Ventures/non-controlling Interest Schedule Of Non-controlling Interests 8	$ 49,764,445

Schedule of New Accounting Pronouncements and Changes in Accounting Principles (Details) (USD $)	9 Months Ended
Dec. 31, 2012
Change In Year End For Financial Reporting Purposes Schedule Of New Accounting Pronouncements And Changes In Accounting Principles 1	$ 8,599,859
Change In Year End For Financial Reporting Purposes Schedule Of New Accounting Pronouncements And Changes In Accounting Principles 2	4,735,026
Change In Year End For Financial Reporting Purposes Schedule Of New Accounting Pronouncements And Changes In Accounting Principles 3	(7,310,808)
Change In Year End For Financial Reporting Purposes Schedule Of New Accounting Pronouncements And Changes In Accounting Principles 4	(8,058,784)
Change In Year End For Financial Reporting Purposes Schedule Of New Accounting Pronouncements And Changes In Accounting Principles 5	1,289,051
Change In Year End For Financial Reporting Purposes Schedule Of New Accounting Pronouncements And Changes In Accounting Principles 6	(3,323,758)
Change In Year End For Financial Reporting Purposes Schedule Of New Accounting Pronouncements And Changes In Accounting Principles 7	3,204,718
Change In Year End For Financial Reporting Purposes Schedule Of New Accounting Pronouncements And Changes In Accounting Principles 8	5,311,973
Change In Year End For Financial Reporting Purposes Schedule Of New Accounting Pronouncements And Changes In Accounting Principles 9	(1,915,667)
Change In Year End For Financial Reporting Purposes Schedule Of New Accounting Pronouncements And Changes In Accounting Principles 10	(8,635,731)
Change In Year End For Financial Reporting Purposes Schedule Of New Accounting Pronouncements And Changes In Accounting Principles 11	0
Change In Year End For Financial Reporting Purposes Schedule Of New Accounting Pronouncements And Changes In Accounting Principles 12	262,305
Change In Year End For Financial Reporting Purposes Schedule Of New Accounting Pronouncements And Changes In Accounting Principles 13	(1,915,667)
Change In Year End For Financial Reporting Purposes Schedule Of New Accounting Pronouncements And Changes In Accounting Principles 14	(8,373,426)
Change In Year End For Financial Reporting Purposes Schedule Of New Accounting Pronouncements And Changes In Accounting Principles 15	600,823
Change In Year End For Financial Reporting Purposes Schedule Of New Accounting Pronouncements And Changes In Accounting Principles 16	3,795,020
Change In Year End For Financial Reporting Purposes Schedule Of New Accounting Pronouncements And Changes In Accounting Principles 17	(1,314,844)
Change In Year End For Financial Reporting Purposes Schedule Of New Accounting Pronouncements And Changes In Accounting Principles 18	(4,578,406)
Change In Year End For Financial Reporting Purposes Schedule Of New Accounting Pronouncements And Changes In Accounting Principles 19	(26,946)
Change In Year End For Financial Reporting Purposes Schedule Of New Accounting Pronouncements And Changes In Accounting Principles 20	(117,539)
Change In Year End For Financial Reporting Purposes Schedule Of New Accounting Pronouncements And Changes In Accounting Principles 21	(1,341,790)
Change In Year End For Financial Reporting Purposes Schedule Of New Accounting Pronouncements And Changes In Accounting Principles 22	(4,695,945)
Change In Year End For Financial Reporting Purposes Schedule Of New Accounting Pronouncements And Changes In Accounting Principles 23	(0.01)
Change In Year End For Financial Reporting Purposes Schedule Of New Accounting Pronouncements And Changes In Accounting Principles 24	(0.05)
Change In Year End For Financial Reporting Purposes Schedule Of New Accounting Pronouncements And Changes In Accounting Principles 25	88,783,972
Change In Year End For Financial Reporting Purposes Schedule Of New Accounting Pronouncements And Changes In Accounting Principles 26	$ 84,867,822